    As filed with the Securities and Exchange Commission on February 27, 2004
                                                     Registration Nos. 333-92415
                                                                        811-9721

                   -------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                   -------------------------------------------

                                    FORM N-1A
                   -------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 9                      [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                Amendment No. 12                             [X]

                        (Check appropriate box or boxes)

                               Fixed Income SHares
               (Exact name of registrant as specified in charter)

      c/o PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
                               New York, NY 10105
                    (Address of principal executive offices)

               Registrant's Telephone Number, including Area Code
                                 (212) 739-3502

                   -------------------------------------------

                                    Copy to:
              Stephen J. Treadway                 J. B. Kittredge, Jr., Esquire
        PIMCO Advisors Distributors LLC                   ROPES & GRAY
             2187 Atlantic Street                    One International Place
          Stamford, Connecticut 06902              Boston, Massachusetts 02110

                   -------------------------------------------

It is proposed that this filing will become effective:

     [ ]   Immediately upon filing pursuant to paragraph (b),
     [X]   On March 1, 2004  pursuant to paragraph (b),
     [ ]   60 days after filing pursuant to paragraph (a)(1),
     [ ]   On ___________ pursuant to paragraph (a)(1),
     [ ]   75 days after filing pursuant to paragraph (a)(2), or
     [ ]   On ________________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 9 relates to only FISH: Series C and FISH:
Series M. The amendment does not supersede or amend disclosure in the Registration Statement of Fixed Income SHares (the "Trust") relating to any other series of the Trust.

                                                                      Prospectus
                                                                         3.01.04



--------------------------------------------------------------------------------



                                                   FIXED INCOME SHARES (FISH)
FISH: Series C and
FISH: Series M


























This cover is not part of the Prospectus.                   [PIMCO ADVISORS LOGO
                                                                GRAPHIC OMITTED]

                    Fixed Income SHares ("FISH") Prospectus


FISH: SERIES C AND      This Prospectus explains what you should know about each
FISH: SERIES M          Portfolio before you invest. Please read it carefully.
(EACH A "PORTFOLIO")
                        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
                        OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS
                        PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
                        TO THE CONTRARY IS A CRIMINAL OFFENSE.
March 1, 2004
























2 FISH: Series C and FISH: Series M

RISK/RETURN SUMMARY


The following summaries identify the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of each Portfolio. A more detailed "Summary of Principal Risks" describing principal risks of investing in a Portfolio begins on p. 8. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio are not expected to be the same as those made by other mutual funds managed by each Portfolio's investment adviser, PIMCO Advisors Fund Management LLC or, each Portfolio's sub-adviser, Pacific Investment Management Company LLC ("PIMCO"), including mutual funds with investment objectives and policies similar to those of the Portfolios.

It is possible to lose money on investments in a Portfolio. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
































                                                                    Prospectus 3

FISH: SERIES C

---------------------------------------------------------------------------------------------------------------
PRINCIPAL         INVESTMENT OBJECTIVE            CREDIT QUALITY                 DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum total return,     B to Aaa; maximum 50% below    Declared daily and distributed
STRATEGIES        consistent with preservation    Baa                            monthly (Dividends are paid in
                  of capital and prudent                                         cash)
                  investment management           AVERAGE PORTFOLIO DURATION
                                                  Varies
                  PORTFOLIO FOCUS
                  Intermediate maturity fixed
                  income securities

FISH: Series C seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of U.S. and foreign fixed income instruments of the following types:

o corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   inflation-indexed bonds issued by corporations;
o structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
o   delayed funding loans and revolving credit facilities;
o   bank certificates of deposit, fixed time deposits and bankers' acceptances;
o   repurchase agreements and reverse repurchase agreements;
o debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
o obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises;
o   obligations of international agencies or supranational entities;
o obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;
o   mortgage-related and other asset-backed securities; and
o derivative instruments that have economic characteristics similar to the securities referenced above.

The Portfolio may invest up to 50% of its assets in high yield securities ("junk bonds") rated B or higher by Standard & Poor's Ratings Service or Moody's Investors Service, Inc. or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest its assets in securities denominated in foreign currencies; however, the Portfolio will normally hedge at least 75% of its exposure to non-U.S. currency to reduce the risk of loss due to fluctuations in currency exchange rates. There is no assurance that these hedging strategies will be successful. The Portfolio may invest up to 15% of its assets in securities of issuers that economically are tied to countries with developing (or "emerging market") securities markets.

The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation, but are subject to the 30% limitation set forth below.

The Portfolio may invest up to 30% of its assets in mortgage-related and other asset-backed securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indicies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


4 FISH: Series C and FISH: Series M

FISH: SERIES C CONTINUED

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL         Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value,
RISKS             yield and total return, are:

                  o Interest Rate Risk            o Emerging Markets Risk        o Issuer Non-Diversification Risk
                  o Credit Risk                   o Derivatives Risk             o Currency Risk
                  o Market Risk                   o Liquidity Risk               o Leveraging Risk
                  o Foreign (non-U.S.)            o Management Risk              o Issuer Risk
                    Investment Risk               o Mortgage Risk                o High Yield Risk

                  Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE    Below is summary performance information for the Portfolio in a
INFORMATION    bar chart and an Average Annual Total Returns table. The
               information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

                   After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.


                                [GRAPHIC OMITTED]

CALENDAR YEAR TOTAL RETURNS

'01.............. 14.31%
'02..............  8.13%
'03.............. 13.31%

Calendar Year End (through 12/31)


AVERAGE ANNUAL TOTAL RETURNS                                     Since Inception
(for periods ended 12/31/03)                            1 Year         (3/17/00)
--------------------------------------------------------------------------------
FISH: Series C return before taxes                      13.31%            12.65%
--------------------------------------------------------------------------------
FISH: Series C return after taxes on distributions      10.36%             9.31%
--------------------------------------------------------------------------------
FISH: Series C return after taxes on distributions
      and sale of Portfolio shares                       8.57%             8.76%
--------------------------------------------------------------------------------
Lehman Intermediate U.S. Credit Index(1)                 6.91%             9.33%
--------------------------------------------------------------------------------
(1) The Lehman Intermediate U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes with intermediate maturities ranging from 1 to 10 years. Securities must also meet specific liquidity and quality requirements. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

                                              HIGHEST AND LOWEST QUARTER RETURNS
                                              (for periods shown in bar chart)
                                              ----------------------------------
                                              Highest (10/1/02-12/31/02)  7.17%
                                              ----------------------------------
                                              Lowest  (4/1/02-6/30/02)    0.10%
--------------------------------------------------------------------------------
FEES AND EXPENSES    These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO     you buy and hold shares of the Portfolio:(2)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        Maximum Sales Charge (Load) Imposed                     Maximum Contingent Deferred Sales Charge (Load)
                        on Purchases (as a percentage of offering price)        (as a percentage of original purchase price)
-------------------------------------------------------------------------------------------------------------------------------
FISH: Series C          0%                                                      0%
-------------------------------------------------------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                               Distribution                                            Total Annual
                        Advisory               and/or Service                   Other                  Portfolio Operation
                        Fees                   (12b-1) Fees                     Expenses               Expenses
-------------------------------------------------------------------------------------------------------------------------------
FISH: Series C          0%                     0%                               0%                     0%
-------------------------------------------------------------------------------------------------------------------------------

EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Example: With or without redemption at the end of each period

                  Year 1            Year 3            Year 5            Year 10
--------------------------------------------------------------------------------
FISH: Series C    $0                $0                $0                $0
--------------------------------------------------------------------------------

(2) The tables show fees and expenses of the Portfolio as 0%, reflecting the fact that no fees or expenses are charged by the Portfolio. You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.


                                                                    Prospectus 5

FISH: SERIES M

---------------------------------------------------------------------------------------------------------------
PRINCIPAL         INVESTMENT OBJECTIVE            CREDIT QUALITY                 DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum total return,     B to Aaa; maximum 50% below    Declared daily and distributed
STRATEGIES        consistent with preservation    Baa                            monthly (Dividends are paid in
                  of capital and prudent                                         cash)
                  investment management           AVERAGE PORTFOLIO DURATION
                                                  Varies
                  PORTFOLIO FOCUS
                  Intermediate maturity
                  mortgage-backed securities

FISH: Series M seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of fixed income instruments comprised of mortgage and other asset-backed securities, including:

o   mortgage pass-through securities;
o   collateralized mortgage obligations;
o   commercial mortgage-backed securities;
o   mortgage dollar rolls;
o   stripped mortgage-backed securities;
o debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
o   bank certificates of deposit, fixed time deposits and bankers' acceptances;
o other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property; and
o derivative instruments that have economic characteristics similar to the securities referenced above.

The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

The Portfolio may invest up to 50% of its assets in high yield mortgage-backed securities ("junk bonds"), including commercial mortgage-backed securities, rated B or higher by Standard & Poor's Ratings Service or Moody's Investors Service, Inc. or, if unrated, determined by PIMCO to be of comparable quality.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, commodities, real estate and other assets, and related indicies. The Portfolio may invest without limit in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.




6 FISH: Series C and FISH: Series M

FISH: SERIES M CONTINUED

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL         Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value,
RISKS             yield and total return, are:

                  o Mortgage Risk                 o Derivatives Risk             o Leveraging Risk
                  o Interest Rate Risk            o Liquidity Risk               o Issuer Risk
                  o Credit Risk                   o Management Risk              o High Yield Risk
                  o Market Risk                   o Issuer Non-Diversification
                                                    Risk

                  Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE    Below is summary performance information for the Portfolio in a
INFORMATION    bar chart and an Average Annual Total Returns table. The
               information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

                   After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                               [GRAPHIC OMITTED]

CALENDAR YEAR TOTAL RETURNS

'01.............. 11.22%
'02.............. 15.79%
'03..............  7.03%

Calendar Year End (through 12/31)


AVERAGE ANNUAL TOTAL RETURNS                                     Since Inception
(for periods ended 12/31/03)                            1 Year         (3/17/00)
--------------------------------------------------------------------------------
FISH: Series M return before taxes                       7.03%            12.69%
--------------------------------------------------------------------------------
FISH: Series M return after taxes on distributions       4.78%             9.15%
--------------------------------------------------------------------------------
FISH: Series M return after taxes on distributions
      and sale of Portfolio shares                       4.53%             8.68%
--------------------------------------------------------------------------------
Lehman Fixed Rate Mortgage-Backed
Securities Index(1)                                      3.07%             7.87%
--------------------------------------------------------------------------------
(1)The Lehman Fixed Rate Mortgage-Backed Securities Index is an unmanaged index of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae
(FNMA), and Freddie Mac (FHLMC). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

                                              HIGHEST AND LOWEST QUARTER RETURNS
                                              (for periods shown in bar chart)
                                              ----------------------------------
                                              Highest (7/1/01-9/30/01)    6.72%
                                              ----------------------------------
                                              Lowest  (10/1/01-12/31/01) (0.31)%
--------------------------------------------------------------------------------
FEES AND EXPENSES    These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO     you buy and hold shares of the Portfolio:(2)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        Maximum Sales Charge (Load) Imposed                     Maximum Contingent Deferred Sales Charge (Load)
                        on Purchases (as a percentage of offering price)        (as a percentage of original purchase price)
-------------------------------------------------------------------------------------------------------------------------------
FISH: Series M          0%                                                      0%
-------------------------------------------------------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                               Distribution                                            Total Annual
                        Advisory               and/or Service                   Other                  Portfolio Operation
                        Fees                   (12b-1) Fees                     Expenses               Expenses
-------------------------------------------------------------------------------------------------------------------------------
FISH: Series M          0%                     0%                               0%                     0%
-------------------------------------------------------------------------------------------------------------------------------

EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Example: With or without redemption at the end of each period

                  Year 1            Year 3            Year 5            Year 10
--------------------------------------------------------------------------------
FISH: Series M    $0                $0                $0                $0
--------------------------------------------------------------------------------

(2) The tables show fees and expenses of the Portfolio as 0%, reflecting the fact that no fees or expenses are charged by the Portfolio. You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.


                                                                    Prospectus 7

SUMMARY OF PRINCIPAL RISKS

                     The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries and are summarized in this section. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time. Securities and investment techniques that appear in BOLD TYPE are mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques." That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Portfolios, their investments and the related risks. There is no guarantee that a Portfolio will be able to achieve its investment objective. It is possible to lose money by investing in the Portfolios.

INTEREST RATE RISK   As interest rates rise, the value of fixed income
                     securities in a Portfolio's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Some investments give the issuer the option to call, or redeem, these investments before their maturity date. If an issuer
                     "calls" its security during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

CREDIT RISK          A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a DERIVATIVES contract, REPURCHASE AGREEMENT or LOAN OF
                     PORTFOLIO SECURITIES, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in CREDIT
                     RATINGS.

HIGH YIELD RISK      Each Portfolio, through its investments in HIGH YIELD
                     SECURITIES and UNRATED SECURITIES of similar credit quality
                     (commonly known as "junk bonds"), may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Portfolio's ability to sell its high yield securities (liquidity risk).
                     If the issuer of a security is in default with respect to interest payments or principal payments, a Portfolio may lose its entire investment.

MARKET RISK          The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

ISSUER RISK          The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

LIQUIDITY RISK       Liquidity risk exists when particular investments are
                     difficult to purchase or sell. A Portfolio's investments in ILLIQUID SECURITIES may reduce the return of the Portfolio because it may be unable to sell such illiquid securities at an advantageous time or price. The FISH: Series C's investments in FOREIGN SECURITIES, and each of the Portfolio's investments in DERIVATIVES or securities with substantial market and/or credit risk, tend to have the greatest exposure to liquidity risk.


8 FISH: Series C and FISH: Series M

DERIVATIVES RISK     Each Portfolio may invest without limit in DERIVATIVES,
                     which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--
                     Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolios may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.
                     Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.
                     They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. When investing in a derivative instrument a Portfolio could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, a Portfolio's use of derivatives may increase the taxes payable by shareholders.

MORTGAGE RISK        Because the Portfolios may purchase MORTGAGE-RELATED
                     SECURITIES, they are subject to certain additional risks.
                     Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, when holding mortgage-related securities in a period of rising interest rates, a Portfolio may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because it will have to reinvest that money at the lower prevailing interest rates. FISH: Series M is particulary sensitive to mortgage risk becuase the Portfolio normally invests substantially in mortgage-related securities.

FOREIGN (NON-U.S.)   The Portfolios, which may invest in FOREIGN SECURITIES, may
INVESTMENT RISK      experience more rapid and extreme changes in value than a
                     portfolio that invests exclusively in securities of U.S.
                     companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.
                     Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Portfolio invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

EMERGING MARKETS     Foreign investment risk may be particularly high to the
RISK                 extent that a Portfolio invests in EMERGING MARKET
                     SECURITIES of issuers that economically are tied to countries with developing securities markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

CURRENCY RISK        Because the Portfolios may invest directly in FOREIGN
                     (NON-U.S.) CURRENCIES or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, they are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary
                     Fund, and by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the return of the Portfolio.


                                                                    Prospectus 9

ISSUER NON-          Focusing investments in a small number of issuers increases
DIVERSIFICATION      risk. Each Portfolio is "non-diversified," which means that
RISK                 it may invest a greater percentage of its assets in the
                     securities of a single issuer than portfolios that are "diversified." Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

LEVERAGING RISK      Each of the Portfolios may engage in transactions that give rise to a form of leverage. Such transactions may include, among others, REVERSE REPURCHASE AGREEMENTS, LOANS OF
                     PORTFOLIO SECURITIES, and the use of WHEN-ISSUED, DELAYED
                     DELIVERY or FORWARD COMMITMENT TRANSACTIONS. The use of
                     DERIVATIVES may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including BORROWING, will cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of securities held by a Porfolio.

SMALLER COMPANY      The general risks associated with fixed income securities
RISK                 are particularly pronounced for securities issued by
                     companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.
                     As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities, and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

MANAGEMENT RISK      Each Portfolio is subject to management risk because it is an actively managed investment portfolio. PIMCO and the portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

                     MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISER,  PIMCO Advisors Fund Management LLC ("PIMCO Advisors")
SUB-ADVISER AND      serves as the investment adviser for the Portfolios. Prior
ADMINISTRATOR        to March 1, 2002, Allianz Dresdner Asset Management of
                     America L.P. (formerly PIMCO Advisors L.P.) served as the investment adviser of the Portfolios. Pacific Investment
                     Management Company LLC ("PIMCO") serves as the sub-adviser for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Portfolios. PIMCO Advisors, in its role as administrator, is responsible for managing the Portfolios' business affairs and other administrative matters.

                     PIMCO Advisors is located at 1345 Avenue of Americas New York, NY 10105. Organized in 2000 as a subsidiary successor of a business originally organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to several open-end and closed-end investment company clients. As of December 31, 2003, PIMCO Advisors had approximately $31.3 billion in assets under management.

                     PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2003, PIMCO had approximately $374 billion in assets under management.

ADVISORY FEES        Neither Portfolio pays any advisory or other fees.

INDIVIDUAL           A team of investment professionals, led by William H.
PORTFOLIO            Gross, a founding partner of PIMCO, has had primary
MANAGERS             responsibility for managing the Portfolios since their
                     inception. Mr. Gross is a Managing Director and Chief
                     Investment Officer of PIMCO.

DISTRIBUTOR          The Portfolios' Distributor is PIMCO Advisors Distributors
                     LLC, an indirect subsidiary of Allianz Dresdner Asset
                     Management of America L.P. The Distributor, located at 2187
                     Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange
                     Commission.


10 FISH: Series C and FISH: Series M

REGULATORY MATTERS   On February 12, 2004, the staff of the Securities and
AND LITIGATION       Exchange Commission (the "Commission") informed PIMCO
                     Advisors that it intended to recommend that the Commission bring civil and administrative actions against PIMCO
                     Advisors and an affiliate of PIMCO Advisors seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities. There is a substantial likelihood that the Commission will bring these actions. On February 17, 2004, the Attorney General of the
                     State of New Jersey filed a complaint against Allianz
                     Dresdner Asset Management of America L.P., PIMCO, PIMCO
                     Advisors Distributors LLC ("PAD") and certain affiliates, in connection with its investigation into market timing and late trading. These regulatory investigations do not involve the Portfolios or any trading in Portfolio shares.

                     PIMCO Advisors, PIMCO, PAD, the Portfolios and certain of their affiliates have been named as defendants in a putative class action lawsuit filed in U.S. District Court, District of New Jersey, on February 20, 2004, relating to the same facts that are the subject of these regulatory proceedings. The lawsuit seeks unspecified compensatory damages.

                     In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors, PIMCO, PAD and other affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements. These regulatory investigations do not involve the Portfolios or any arrangements relating to the Portfolios. PIMCO Advisors, PIMCO, PAD and certain of their affiliates have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of mutual funds advised by PIMCO Advisors and PIMCO, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser of these mutual funds inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above.

                     PIMCO Advisors, PIMCO, PAD and the Portfolios believe that other similar lawsuits may be filed in federal or state courts naming PIMCO Advisors, PIMCO, PAD and/or their affiliates, and may also name the Portfolios. These suits may be commenced as putative class actions or individual actions on behalf of investors who purchased, held or redeemed shares of certain mutual funds during specified periods, or as derivative actions on behalf of such funds.

                     It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO Advisors, PIMCO and PAD believe that these matters will not have a material adverse effect on the Portfolios or on PIMCO Advisors', PIMCO's or PAD's ability to perform their respective investment advisory or distribution services relating to the Portfolios.

                     The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

                     PURCHASES AND REDEMPTIONS

ELIGIBLE INVESTORS   Shares of the Portfolios may be purchased only by or on
                     behalf of "wrap" account clients where PIMCO Advisors
                     Managed Accounts LLC ("PAMA") has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. PAMA is an affiliate of PIMCO Advisors and PIMCO.

                     The Portfolios intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above and each investor, by purchasing shares, agrees to any such redemption. The applicable client or wrap program sponsor will receive advance notice of any such redemption.

CALCULATION OF       When Portfolio shares are purchased or redeemed, the price
SHARE PRICE AND      that is paid or received is equal to the net asset value
REDEMPTION           ("NAV") of the shares, without any sales charges or other
PAYMENTS             fees. NAVs are determined as of the close of regular
                     trading (the "NYSE Close") on the New York Stock Exchange
                     (normally, 4:00 p.m., Eastern time) on each day the New
                     York Stock Exchange is open. See "How Portfolio Shares Are
                     Priced."


                                                                   Prospectus 11

                     In most cases, purchase and redemption orders are made based on instructions from PAMA, in its capacity as investment adviser or sub-adviser to the applicable wrap account, to the broker-dealer who executes trades for the account. Purchase and redemption orders are processed at the NAV next calculated after the broker-dealer receives the order on behalf of the account. Orders received by the broker-dealer prior to the NYSE Close on a business day will be processed at that day's NAV, even if the order is received by the transfer agent after the Portfolio's NAV has been calculated that day.

                     The Portfolios do not calculate NAVs or process purchase or redemption orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is made on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

OPENING AN ACCOUNT   Eligible clients or their wrap program sponsors may open an account by submitting an executed Client Agreement and mailing a copy to PIMCO Advisors Managed Accounts LLC at 1345 Avenue of the Americas, New York, New York 10105. A
                     Client Agreement may be obtained by calling 1-800-462-9727.

PURCHASE AND         There are no maximum or minimum initial investment
REDEMPTION           requirements. The broker-dealer acting on behalf of an
PROCEDURES           eligible client must submit a purchase or redemption order to the Portfolios' transfer agent, Boston Financial Data
                     Services, 330 West 9th Street, 4th Floor, Kansas City,
                     Missouri 64105, either directly or through an appropriate clearing agency (e.g., the National Securities Clearing
                     Corporation - Fund/SERV). The broker-dealer submitting an initial or subsequent order to purchase Portfolio shares must arrange to have federal funds wired to the transfer agent. Wiring instructions may be obtained by calling
                     1-800-462-9727.

OTHER PURCHASE       Purchases of Portfolio shares will normally be made only in
INFORMATION          full shares, but may be made in fractional shares under
                     certain circumstances. Certificates for shares will not be issued.

                     Each Portfolio reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order. Each Portfolio may do so in consultation with PAMA.

                     The Portfolios are designed to be components of wrap accounts which invest in individual securities and other investments in addition to Portfolio shares. Portfolio shares may appropriately be purchased or redeemed for these accounts on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or accommodate reductions in account size. However, each Portfolio reserves the right to refuse purchases of Portfolio shares if, in the judgment of the Portfolio or PIMCO Advisors, the purchases would adversely affect the Portfolio or its shareholders. Notice of such restrictions, if any, will vary according to the particular circumstances.

OTHER REDEMPTION     Redemption proceeds will ordinarily be sent by wire.
INFORMATION          Redemption proceeds will normally be wired within one to
                     three business days after the redemption request, but may take up to seven business days. Redemption proceeds on behalf of shareholders who are no longer eligible to invest in the Portfolios may receive their redemption proceeds by check. See "Eligible Investors" above.

                     Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the applicable Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, a Portfolio may delay redemption payments for more than seven days, as permitted by law.

                     It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution.



12 FISH: Series C and FISH: Series M

                     HOW PORTFOLIO SHARES ARE PRICED

                     The net asset value ("NAV") of a Portfolio's shares is determined by dividing the total value of a Portfolio's investments and other assets attributable to that Portfolio, less any liabilities, by the total number of shares outstanding of that Portfolio.

                     For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield date relating to investment or securities with similar characteristics. Market value is generally determined on the basis of last reported sales prices or, if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sale price. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

                     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase or redeem shares.

                     Portfolio shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

                     In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                     PORTFOLIO DISTRIBUTIONS

                     Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on the shares the day after the Portfolio receives your purchase payment. Dividends are paid monthly on the last business day of the month.

                     In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually. Net short-term capital gains may be paid more frequently. A Portfolio's dividend and capital gain distributions will be paid only in cash. Dividends will not be reinvested in additional Portfolio shares.

                     TAX CONSEQUENCES(1)

TAXES ON PORTFOLIO   A shareholder subject to U.S. federal income tax will be
DISTRIBUTIONS        subject to tax on Portfolio distributions. For federal
                     income tax purposes, Portfolio distributions will be taxable to the shareholder as either ordinary income or capital gains.

                     Portfolio dividends (i.e., distributions of investment income) are taxable to shareholders investing in the Portfolio generally as ordinary income. Federal taxes on Portfolio distributions of capital gains are determined by how long the Portfolio owned the investments that generated the capital gains, rather than how long a shareholder has owned the shares. Distributions of

(1) This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

                                                                   Prospectus 13
                     net capital gains from investments that a Portfolio owned for more than 12 months and that are properly designated by a Portfolio as capital gain dividends will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will be taxable as ordinary income generally. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Portfolio level. The Portfolios do not expect a significant portion of Portfolio distributions to be derived from qualified dividend income.

                     Portfolio distributions are taxable to shareholders even if they are paid from income or gains earned by a Portfolio prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Portfolio distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

                     A Portfolio's investment in certain debt obligations (including obligations issued with market discount, zero-coupon bonds, pay-in-kind securities, catastrophe bonds, and metal-indexed notes) may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to distribute all of its net income and gain annually.

                     A Portfolio's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio's yield on these securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Portfolio's investment in foreign securities or foreign currencies may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

TAXES ON REDEMPTION  Any gain resulting from the sale of Portfolio shares will
OF SHARES            generally be subject to federal income tax.

BACKUP WITHHOLDING   Each Portfolio is required to apply backup withholding to
                     certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number. Under current law, the backup withholding rate is 28% for amounts paid in 2004. Please see the Statement of Additional Information for further details about (and possible changes to) the new backup withholding tax rates.

                     CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

                     This section provides additional information about some of the principal investments and related risks of the Portfolios described under "Risk/Return Summary" and "Summary of Principal Risks" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Portfolios from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. As with any mutual fund, investors in the Portfolios rely on the professional investment judgment and skill of their investment advisers (PIMCO) and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

SECURITIES           The total return sought by a Portfolio consists of both
SELECTION            income earned on a Portfolio's investments and capital
                     appreciation, if any, arising from increases in the market value of a Portfolio's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

                     In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.


14 FISH: Series C and FISH: Series M

                     PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads.

                     There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S. GOVERNMENT      U.S. Government Securities are obligations of, or
SECURITIES           guaranteed by, the U.S. Government, its agencies or
                     government sponsored enterprises. U.S. Government
                     Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S.
                     Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities. Certain
                     U.S. Government securities issued by government-sponsored enterprises (and not by the U.S. Treasury), such as mortgage-backed securities issued by the Federal Home Loan
                     Mortgage Corporation (Freddie Mac), the Federal National
                     Mortgage Association (Fannie Mae) and the Federal Home Loan
                     Banks (FHLB), are not backed by the full faith and credit of the U.S. Government and involve credit risk.

CORPORATE DEBT       Corporate debt securities are subject to the risk of the
SECURITIES           issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

MORTGAGE-RELATED     The FISH: Series M invests principally, and the FISH:
AND OTHER ASSET-     Series C may invest up to 30% of its assets, in
BACKED SECURITIES    mortgage-related and other asset-backed securities.
                     Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities
                     ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

                     The value of some mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

                     One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. A Portfolio may not invest more than 40% of its net assets in any combination of IO, PO, or inverse floating rate securities. The Portfolios may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Each Portfolio may invest in other asset-backed securities that have been offered to investors.

VARIABLE AND         Variable and floating rate securities provide for a
FLOATING RATE        periodic adjustment in the interest rate paid on the
SECURITIES           obligations. Each Portfolio may invest in floating rate
                     debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines


                                                                   Prospectus 15
                     in interest rates as well. Each Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. A Portfolio may not invest more than 40% of its net assets in any combination of inverse, interest-only, or principal-only securities.

FOREIGN (NON-U.S.)   Investing in foreign securities involves special risks and
SECURITIES           considerations not typically associated with investing in
                     U.S securities. Shareholders should consider carefully the substantial risks involved for the FISH: Series C, which invests in securities issued by foreign companies and governments of foreign countries. These risks include:
                     differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

                     Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

                     FISH: Series C also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

                     FISH: Series M may also invest in foreign (non-U.S.) securities but does not currently intend to do so as a principal investment strategy.

EMERGING MARKET      FISH: Series C may invest up to 15% of its assets in
SECURITIES           securities of issuers that economically are tied to
                     countries with developing (or "emerging") securities markets. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country.

                     Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                     Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

                     FISH: Series C may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.


16 FISH: Series C and FISH: Series M

FOREIGN (NON-U.S.)   The Porfolios, which may invest directly in foreign
CURRENCIES           currencies or in securities that trade in, or receive
                     revenues in, foreign currencies, are subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

FOREIGN CURRENCY     The Porfolios may engage in foreign currency transactions
TRANSACTIONS         on a spot (cash) basis, and enter into forward foreign
                     currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The
                     Portfolios may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances, and there can be no assurance that a Portfolio will engage in such transactions at any given time or from time to time.
                     Also, such transactions may not be successful and may eliminate any chance for a Portfolio to benefit from favorable fluctuations in relevant foreign currencies. The
                     Portfolios may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. The
                     Portfolios will designate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

HIGH YIELD           Securities rated lower than Baa by Moody's Investors
SECURITIES           Service, Inc. ("Moody's") or lower than BBB by Standard &
                     Poor's Ratings Service ("S&P") are sometimes referred to as "high yield" securities or "junk bonds". Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
                     They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Securities in the lowest investment grade categories may also be considered to have speculative characteristics by certain ratings agencies.

CREDIT RATINGS AND   Rating agencies are private services that provide ratings
UNRATED SECURITIES   of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings, and an issuer's current financial condition may be better or worse than a rating indicates. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

                     A Portfolio may purchase unrated securities (which are not rated by a rating agency) PIMCO determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Portfolio invests in high yield and/or unrated securities, the Portfolio's success in achieving its investment objective may depend more heavily on the analysis of creditworthiness by PIMCO than if the Portfolio invested exclusively in higher-quality and rated securities.

INFLATION-INDEXED    Inflation-indexed bonds are fixed income securities whose
BONDS                principal value is periodically adjusted according to the
                     rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bonds, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. For bonds

                                                                   Prospectus 17
                     that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

DERIVATIVES          Each Portfolio may, but is not required to, invest some or all of its assets in derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indicies. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements
                     (including, but not limited to, credit default swaps).
                     PIMCO may decide not to employ any of these strategies, and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

                     A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolios.

                     Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                     Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

                     Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

                     Leverage Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

                     Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio's ability to use derivatives may also be limited by certain regulatory and tax considerations.

                     Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio's interest. If PIMCO incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even

18 FISH: Series C and FISH: Series M
                     result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

                     Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives, the risk of ambiguous documentation and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Portfolio's use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

CONVERTIBLE          Each Portfolio may invest in convertible securities.
SECURITIES AND       Convertible securities are generally preferred stocks and
EQUITY SECURITIES    other securities, including fixed income securities and
                     warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio's ability to achieve its investment objective.

                     While the Portfolios intend to invest principally in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Portfolio may consider equity securities or convertible securities to gain exposure to such investments.

                     Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.

MUNICIPAL BONDS      Municipal bonds are generally issued by states and local
                     governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.
                     Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Portfolios may invest include municipal lease obligations. The Portfolios may also invest in securities issued by entities whose underlying assets are municipal bonds.

                     The Portfolios may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

LOAN PARTICIPATIONS  The Portfolios may invest in fixed-rate and floating-rate
AND ASSIGNMENTS      loans, which investments generally will be in the form of
                     loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

DELAYED FUNDING      The Portfolios may also enter into, or acquire
LOANS AND REVOLVING  participations in, delayed funding loans and revolving
CREDIT FACILITIES    credit facilities, in which a lender agrees to make loans
                     up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to

                                                                   Prospectus 19
                     advance additional funds, it will designate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

LOANS OF PORTFOLIO   For the purpose of achieving income, each Portfolio may
SECURITIES           lend its portfolio securities to brokers, dealers, and
                     other financial institutions, provided that a number of conditions are satisfied, including that the loan be fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral.
                     Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan.

SHORT SALES          Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. A
                     Portfolio making a short sale (other than a "short sale against the box") must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

WHEN-ISSUED,         Each Portfolio may purchase securities which it is eligible
DELAYED              to purchase on a when-issued basis, may purchase and sell
DELIVERY AND         such securities for delayed delivery and may make contracts
FORWARD              to purchase such securities for a fixed price at a future
COMMITMENT           date beyond normal settlement time (forward commitments).
TRANSACTIONS         When-issued transactions, delayed delivery purchases and
                     forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio's overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has designated to cover these positions.

REPURCHASE           Each Portfolio may enter into repurchase agreements, in
AGREEMENTS           which the Portfolio purchases a security from a bank or
                     broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds.
                     This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

REVERSE              Each Portfolio may enter into reverse repurchase agreements
REPURCHASE           and dollar rolls, subject to the Portfolio's limitations on
AGREEMENTS, DOLLAR   borrowings. A reverse repurchase agreement or dollar roll
ROLLS AND OTHER      involves the sale of a security by a Portfolio and its
BORROWINGS           agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls or other borrowings. A Portfolio also may borrow money for investment purposes subject to any policies of the Portfolio currently described in this Prospectus or in the Portfolio's Statement of Additional Information. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio.

EVENT-LINKED         Each Portfolio may obtain event-linked exposure by
EXPOSURE             investing in "event-linked bonds," "event-linked swaps" or implement "event-linked strategies." Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events.
                     Examples of trigger events include hurricanes, earthquakes, weather- related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event- linked exposure may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposure may also be subject to liquidity risk.



20 FISH: Series C and FISH: Series M

PORTFOLIO            The length of time a Portfolio has held a particular
TURNOVER             security is not generally a consideration in investment
                     decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance.

ILLIQUID SECURITIES  Each Portfolio may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. PIMCO may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INVESTMENT IN OTHER  Each Portfolio may invest up to 10% of its total assets in
INVESTMENT           securities of other investment companies, such as open-end
COMPANIES            or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

                     Subject to the restrictions and limitations of the Investment Company Act of 1940, each Portfolio may elect to pursue its investment objectives either by investing directly in securities or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Portfolio. The Portfolios may also invest in exchange traded funds, subject to the restrictions and limitations in the Investment Company Act of 1940.

TEMPORARY DEFENSIVE  For temporary or defensive purposes, each Portfolio may
STRATEGIES           invest without limit in U.S. debt securities, including
                     short term money market securities, when PIMCO deems it appropriate to do so. When a Portfolio engages in such strategies, it may not achieve its investment objective.

CHANGES IN           The investment objective of each Portfolio is
INVESTMENT           non-fundamental and may be changed by the Board of Trustees
OBJECTIVES           without the approval of the shareholders investing in the
AND POLICIES         Portfolio. Unless otherwise stated, all other investment
                     policies of the Portfolios may be changed by the Board of Trustees without the approval of the shareholders.

PERCENTAGE           Unless otherwise stated, all percentage limitations on
INVESTMENT           Portfolio investments listed in this Prospectus will apply
LIMITATIONS          at the time of investment. A Portfolio would not violate
                     these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.

OTHER INVESTMENTS    The Portfolios may invest in other types of securities and
AND TECHNIQUES       use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Portfolios to additional risks.
                     Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolios.


Prospectus  21

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the financial performance of each Portfolio since it commenced operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from PIMCO Advisors Distributors LLC at the number on the back of this prospectus.

                                                                                                                For the period
                                                                                                               March 17, 2000*
                                                                  Year Ended      Year Ended       Year Ended          through
SERIES C                                                    October 31, 2003 October 31, 2002 October 31, 2001 October 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  10.51         $  11.35          $ 10.12          $ 10.00
INVESTMENT OPERATIONS
Net investment income                                                  0.71             0.73             0.75             0.45
Net realized and unrealized gain (loss) on investments,
futures contracts, options written, swaps and foreign currency
transactions                                                           1.16            (0.62)            1.31             0.12
Total from investment operations                                       1.87             0.11             2.06             0.57

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                 (0.71)           (0.72)           (0.75)           (0.45)
Net realized gains                                                    (0.05)           (0.23)           (0.08)            --
Total dividends and distributions to shareholders                     (0.76)           (0.95)           (0.83)           (0.45)
Net asset value, end of period                                     $  11.62         $  10.51          $ 11.35          $ 10.12

TOTAL INVESTMENT RETURN (1)                                           18.16%            1.06%           21.09%            5.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                  $374,097         $205,881          $51,541          $10,396
Ratio of expenses to average net assets                                0.00%            0.00%            0.00%            0.00%(2)
Ratio of net investment income to average net assets                   6.11%            6.78%            6.53%            7.04%(2)
Portfolio Turnover                                                      297%             332%             605%             547%

SERIES M
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  11.75         $  11.53          $ 10.45          $ 10.00
INVESTMENT OPERATIONS
Net investment income                                                  0.51             0.52             0.69             0.45
Net realized and unrealized gain on investments,
futures contracts and options written                                  0.23             0.62             1.26             0.45
Total from investment operations                                       0.74             1.14             1.95             0.90

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                 (0.51)           (0.52)           (0.69)           (0.45)
Net realized gains                                                    (0.50)           (0.40)           (0.18)            --
Total dividends and distributions to shareholders                     (1.01)           (0.92)           (0.87)           (0.45)
Net asset value, end of period                                     $  11.48         $  11.75          $ 11.53          $ 10.45

TOTAL INVESTMENT RETURN (1)                                            6.67%           10.65%           19.49%            9.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                  $368,612         $215,803          $51,574          $10,597
Ratio of expenses to average net assets                                0.00%            0.00%            0.00%            0.00%(2)
Ratio of net investment income to average net assets                   4.43%            4.54%            5.65%            7.00%(2)
Portfolio Turnover                                                      750%             722%             870%             930%
-------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Annualized.



22 FISH: Series C and FISH: Series M

                     APPENDIX A

DESCRIPTION OF       A Portfolio's investments may range in quality from
SECURITIES RATINGS   securities in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Portfolio's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities.

                     HIGH QUALITY DEBT SECURITIES are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

                     INVESTMENT GRADE DEBT SECURITIES are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

                     BELOW INVESTMENT GRADE, HIGH YIELD SECURITIES ("JUNK BONDS") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer's ability to repay principal and interest.

                     Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

                     MOODY'S INVESTORS SERVICE, INC.
                     MOODY'S LONG-TERM RATINGS: BONDS AND PREFERRED STOCK
                     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

                     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium- grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

                     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                                                                   Prospectus 23

                     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                     CORPORATE SHORT-TERM DEBT RATINGS.
                     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

                     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

                     SHORT-TERM MUNICIPAL BOND RATINGS
                     There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long-or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

                     MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                     MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

                     MIG 3/VMIG3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                     SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.








24 FISH: Series C and FISH: Series M

STANDARD & POOR'S RATINGS SERVICES
CORPORATE AND MUNICIPAL BOND RATINGS

INVESTMENT GRADE. AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE. Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating,

Prospectus 25
however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies: certain swaps and options; and interest-only and principal-only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

COMMERCIAL PAPER RATING DEFINITIONS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to a short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.










26 FISH: Series C and FISH: Series M

FISH: SERIES C AND FISH: SERIES M


INVESTMENT ADVISER                                                      The Portfolios' Statement of Additional Information ("SAI")
PIMCO Advisors Fund Management LLC                                      and annual and semi-annual reports to shareholders include
1345 Avenue of Americas                                                 additional information about the Portfolios. The SAI and the
New York, NY 10105                                                      financial statements included in the Portfolios' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this
                                                                        Prospectus for legal purposes. In the Portfolios' Annual
                                                                        Report, you will find a discussion of the market conditions
INVESTMENT SUB-ADVISER                                                  and investment strategies that significantly affected each
Pacific Investment Management Company LLC                               Portfolio's performance during its last fiscal year.
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660                                                 You may get free copies of the SAI and the annual or
                                                                        semi-annual report, request other information about a
                                                                        Portfolio, or make inquiries by calling PIMCO Advisors LLC
ADMINISTRATOR                                                           at 1-800-426-0107.
PIMCO Advisors Fund Management LLC
Distributors LLC at
1345 Avenue of the Americas
New York, NY 10105                                                      You may review and copy information about the Portfolios,
                                                                        including their SAI, at the Securities and Exchange
                                                                        Commission's Public Reference Room in Washington, D.C. You
DISTRIBUTOR                                                             may call the Commission at 1-202-942-8090 for information
PIMCO Advisors Distributors LLC                                         about the operation of the Public Reference Room. You may
2187 Atlantic Street                                                    also access reports and other information about the
Stamford, CT 06902                                                      Portfolios on the EDGAR Database on the Commission's
                                                                        Internet site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by
CUSTODIAN                                                               electronic request at the following E-mail address:
State Street Bank and Trust Company                                     PUBLICINFO@SEC.GOV, or by writing the Public Reference
801 Pennsylvania Avenue                                                 Section of the Commission, Washington, D.C. 20549-0102. You
Kansas City, MO 64105                                                   may need to refer to the Portfolios' file number under the
                                                                        Investment Company Act, which is 811-9721.

TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110


TRUSTEES & PRINCIPAL OFFICERS
Stephen J. Treadway           Chairman
Paul Belica                   Trustee
Robert E. Connor              Trustee
Brian S. Shlissel             President & Chief Executive Officer
Newton B. Schott, Jr.         Secretary
Lawrence G. Altadonna         Treasurer
Jennifer A. Patula            Assistant Secretary

                                       Investment Company Act file No. 811-9721.


                                                                   Prospectus 27

                                        This cover is not part of the Prospectus
--------------------------------------------------------------------------------


PIMCO
--------
ADVISORS



























28 FISH: Series C and FISH: Series M

                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2004



         This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Fixed Income SHares (the "Trust") for FISH Series C and Series M, dated March 1, 2004 and as supplemented from time to time (the "Prospectus"). Through the one Prospectus, the Trust offers two series of shares: FISH: Series C and FISH: Series M (each a "Portfolio").

         Audited financial statements for the Trust, as of October 31, 2003, including notes thereto, and the report of PricewaterhouseCoopers LLP are incorporated by reference from the Trust's Annual Report. Copies of the Prospectus and Annual Report, which are incorporated by reference into (legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:

                            PIMCO Advisors Distributors LLC
                            2187 Atlantic Avenue
                            Stamford, Connecticut 06902
                            1-800-426-0107

                                TABLE OF CONTENTS
                                -----------------

                                                                                                                PAGE
                                                                                                                ----
THE TRUST.........................................................................................................1
INVESTMENT OBJECTIVES AND POLICIES................................................................................1
         Mortgage-Related and Other Asset-Backed Securities.......................................................1
         Bank Obligations.........................................................................................6
         Loan Participations......................................................................................7
         Corporate Debt Securities................................................................................8
         High Yield Securities ("Junk Bonds").....................................................................8
         Participation on Creditors Committees...................................................................10
         Variable and Floating Rate Securities...................................................................10
         Inflation-Indexed Bonds.................................................................................10
         Event-Linked Exposure...................................................................................11
         Convertible Securities..................................................................................12
         Warrants to Purchase Securities.........................................................................13
         Foreign (Non-U.S.) Securities...........................................................................13
         Foreign Currency Transactions...........................................................................15
         Foreign Currency Exchange-Related Securities............................................................16
         Borrowing...............................................................................................17
         Derivative Instruments..................................................................................19
         Hybrid Instruments......................................................................................30
         Delayed Funding Loans and Revolving Credit Facilities...................................................30
         When-Issued, Delayed Delivery and Forward Commitment Transactions.......................................31
         Short Sales.............................................................................................31
         Illiquid Securities.....................................................................................32
         Loans of Portfolio Securities...........................................................................32
         U.S. Government Securities..............................................................................33
         Preferred Stock.........................................................................................33
         Repurchase Agreements...................................................................................33
         Municipal Bonds.........................................................................................34
INVESTMENT RESTRICTIONS..........................................................................................34
         Fundamental Investment Restrictions.....................................................................34
         Non-Fundamental Investment Restrictions.................................................................35
         Other Information Regarding Investment Restrictions.....................................................36
MANAGEMENT OF THE TRUST..........................................................................................36
         Trustees and Officers...................................................................................36
         Committees of the Board of Trustees.....................................................................43
         Securities Ownership....................................................................................43
         Compensation............................................................................................44
         Code of Ethics..........................................................................................45
         Proxy Voting Policies...................................................................................45
         Investment Adviser......................................................................................45
         Portfolio Manager.......................................................................................46
         Portfolio Administrator.................................................................................48
DISTRIBUTION OF TRUST SHARES.....................................................................................48
         Distributor.............................................................................................48
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................49
         Investment Decisions and Portfolio Transactions.........................................................49
         Brokerage and Research Services.........................................................................49
         Portfolio Turnover......................................................................................50
NET ASSET VALUE..................................................................................................51
TAXATION ........................................................................................................52
         Distributions...........................................................................................52


         Sales of Shares.........................................................................................54
         Backup Withholding......................................................................................54
         Options, Futures, Forward Contracts and Swap Agreements.................................................54
         Foreign Currency Transactions...........................................................................54
         Foreign Taxation........................................................................................55
         Short Sales.............................................................................................55
         Passive Foreign Investment Companies....................................................................55
         Original Issue Discount and Pay-In-Kind Securities......................................................55
         Tax Shelter Reporting Regulations.......................................................................56
         Other Taxation..........................................................................................56
OTHER INFORMATION................................................................................................57
         Capitalization..........................................................................................57
         Voting Rights...........................................................................................57
         Redemptions in Kind.....................................................................................58
         Certain Ownership of Trust Shares.......................................................................58
         Custodian...............................................................................................58
         Independent Accountants.................................................................................58
         Transfer Agent..........................................................................................58
         Legal Counsel...........................................................................................58
         Registration Statement..................................................................................58
         Financial Statements....................................................................................59

APPENDIX A - PROXY VOTING POLICIES............................................................................. A-1

                                    THE TRUST

         The Trust is an open-end management investment company ("mutual fund") that currently consists of four series, three of which (FISH: Series C, FISH:
Series M and FISH: Series R (which is currently in registration)) are non-diversified and one of which (Allianz Dresdner Daily Asset Fund) is diversified. The Prospectus and this Statement of Additional Information offer shares of FISH: Series C and FISH: Series M (the "Portfolios") only. The shares of the other series of the Trust are offered by other prospectuses and statements of additional information.

         The Trust was organized as a Massachusetts business trust on November 3, 1999.

                       INVESTMENT OBJECTIVES AND POLICIES

         In addition to the principal investment strategies and the principal risks of the Portfolios described in the Prospectus, each Portfolio may employ other investment practices and may be subject to additional risks which are described below. Certain strategies and/or risks described below may not apply to each Portfolio. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, a Portfolio may engage in each of the practices described below.

         The Portfolios' investment adviser, PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser"), is responsible for overseeing the Portfolios' sub-adviser and is responsible for certain of the Portfolios' business affairs. The Portfolios' sub-adviser, Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), is responsible for the day-to-day portfolio management of the Portfolios.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

         The Portfolios may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The FISH: Series M will ordinarily invest substantially all of its assets in these securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related and asset-backed securities.

         MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association or "GNMA" are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC")). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

         Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Portfolio's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

         OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

         Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

         COLLATERALIZED DEBT OBLIGATIONS. The Portfolios may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

         For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

         The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) a

Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

         OTHER ASSET-BACKED SECURITIES. Similarly, the Adviser and Sub-Adviser expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolios. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Consistent with a Portfolio's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

BANK OBLIGATIONS

         Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Subject to each Portfolio's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

         Each Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio may invest may not be rated by any nationally recognized rating service.

         A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

         A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

         Each Portfolio limits the amount of its total assets that it will invest in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations currently require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers." Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-

Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Portfolios' investment restriction relating to the lending of funds or assets by a Portfolio.

         Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on the Sub-Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

CORPORATE DEBT SECURITIES

         Each Portfolio may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

         A Portfolio's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the Sub-Adviser's opinion comparable in quality to corporate debt securities in which the Portfolio may invest. Corporate income producing securities may include forms of preferred or preference stock. The rate interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Corporate debt securities may be acquired with warrants attached.

         Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's Investors Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal . .. . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

HIGH YIELD SECURITIES ("JUNK BONDS")

         Each of the Portfolios may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Portfolio, or, if unrated, are determined by the Sub-Adviser to be of comparable quality. A description of the ratings categories used is set forth in Appendix A to the Prospectus.

         A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's or BB or below by S&P) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated. Investments in securities rated below investment grade are described as "speculative" by both Moody's and S&P. Additional information about Moody's and S&P's securities ratings is included in Appendix A to the Prospectus.

         The Portfolios may invest in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in a Portfolio. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt.

         Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Portfolio's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios may incur additional expenses to seek recovery.

         In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Sub-Adviser seeks to reduce these risks through credit analysis and attention to current developments and trends in both the economy and financial markets. Even though such securities do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the Portfolios. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind" securities may be affected to a greater extent by interest rate changes. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Sub-Adviser seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rates and market conditions.

         The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Sub-Adviser does not rely solely on credit ratings when selecting securities for the Portfolios, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if the Sub-Adviser deems it in the best interest of shareholders.

PARTICIPATION ON CREDITORS COMMITTEES

         A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when the Adviser and the Sub-Adviser believe that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

VARIABLE AND FLOATING RATE SECURITIES

         Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

         The Portfolios may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

         Each Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Other Asset-Backed Securities" above.

INFLATION-INDEXED BONDS

         The Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Portfolio may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

         The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED EXPOSURE

         The Portfolios may obtain event-linked exposure by investing in "event-linked bonds," "event-linked swaps," or by implementing "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, that Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

         Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in event-linked bonds that meet the credit quality requirements for the Portfolio.

CONVERTIBLE SECURITIES

         Each Portfolio may invest in convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

         A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio's ability to achieve its investment objective. A Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

         The Portfolios may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolios may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

WARRANTS TO PURCHASE SECURITIES

         Each of the Portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

FOREIGN (NON-U.S.) SECURITIES

         The FISH: Series C may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred or preference stock of foreign issuers; certain foreign bank obligations (see "Bank Obligations"); and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

           The FISH: Series C may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

         Investing in the securities of foreign issuers and in securities denominated in foreign currencies involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         The FISH: Series C's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

         The FISH: Series M may also invest in foreign (non-U.S.) securities but does not currently intend to do so as a principal investment strategy.

         EMERGING MARKET SECURITIES. The Portfolios may invest in securities of issuers economically tied to countries with developing (or "emerging") securities markets. The Portfolios will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half its assets in that country. The Sub-Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Portfolios emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Sub-Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

         The risks of investing in foreign securities are particularly high when emerging market securities are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolios' ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         FISH: Series C may also invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina,

Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of its holdings.

FOREIGN CURRENCY TRANSACTIONS

         The Portfolios may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot
(cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. The Portfolios may also engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

         A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting the outlook, and the Portfolios might be expected to enter into such contracts under the following circumstances:

         LOCK IN. When the Sub-Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

         CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's portfolio holdings denominated in the currency sold.

         DIRECT HEDGE. If the Sub-Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

         PROXY HEDGE. The Sub-Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

         COSTS OF HEDGING. When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

         It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio's net asset value per share.

         TAX CONSEQUENCES OF HEDGING. Under applicable tax law, a Portfolio may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although a Portfolio is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

         FOREIGN CURRENCY WARRANTS. Foreign currency warrants such as Currency Exchange WarrantsSM ("CEWsSM") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

         PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities ("PERLsSM") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

         PERFORMANCE INDEXED PAPER. Performance indexed paper ("PIPsSM") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

BORROWING

         Subject to the limitations described under "Investment Restrictions" below, each Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio's assets and may cause a Portfolio to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act, require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio's total assets made for temporary administrative purposes. As noted under "Investment Restrictions," the Portfolios are subject to limitations on borrowings which are stricter than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of 5% of a Portfolio's total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

         As noted below, a Portfolio also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Portfolio. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Portfolios and the other series of the Trust pursuant to guidelines approved by the Board of Trustees.

         In addition to borrowing for temporary purposes, a Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by a Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios' limitations on borrowings as specified under "Investment Restrictions" below.

         A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

         A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Portfolio's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

         A Portfolio also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Portfolio's repurchase of the underlying security. A Portfolio's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio's forward commitment to repurchase the subject security.

DERIVATIVE INSTRUMENTS

         The following describes certain derivative instruments and products in which certain Portfolios may invest and risks associated therewith.

         In pursuing their individual investment objectives, the Portfolios may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that any Portfolio that may not invest in foreign currency denominated securities may not enter into transactions involving currency futures or options. The Portfolios also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolios also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities, and to the extent it may invest in foreign currency denominated securities, may enter into swap agreements with respect to foreign currencies. The Portfolios may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use those instruments, provided that their use is consistent with the Portfolio's investment objective.

         The value of some derivative instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of loss.

         The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

         Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or, if a strategy is used, that it will be successful.

         OPTIONS ON SECURITIES AND INDEXES. A Portfolio may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Portfolio. For a call option on an index, the option is covered if a Portfolio maintains with its custodian assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if a Portfolio segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees.

         If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires. In addition, a Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to the exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

         A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         The Portfolios may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         OTC OPTIONS. The Portfolios may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Portfolio will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which the Portfolios may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolios may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

         RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

         There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio's securities during the period the option was outstanding.

         In the case of a written call option on a securities index, a Portfolio will own corresponding securities whose historic volatility correlates with that of the index.

         FOREIGN CURRENCY OPTIONS. The Portfolios may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Portfolio's securities may be denominated. In addition, each of the Portfolios may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date. Each Portfolio may use interest rate, foreign currency or security or commodity indexes. The Portfolios may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. In addition, each Portfolio may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Portfolio's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). Through the use of Index Futures and related options, a Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Portfolio may also avoid potential market and liquidity problems which may result from increases in positions already held by the Portfolio.

         An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Portfolio will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Portfolio has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.

         A Portfolio may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Positions in Index Futures may be closed out by a Portfolio only on the futures exchanges upon which the Index Futures are then traded.

         A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; the Goldman Sachs Commodity Index; the DJ AIG Commodity Index; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("the euro"). It is expected that other futures contracts in which the Portfolios may invest will be developed and traded in the future.

         A Portfolio might use financial futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. A Portfolio's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Portfolios may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

         Each of the Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

         When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to segregate a specified amount of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Any transaction costs must also be included in these calculations.

         The Portfolios may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. A Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. When purchasing a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

         When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

         When selling a call option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

         When selling a put option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

         To the extent that securities with maturities greater than one year are used to segregate assets to cover a Portfolio's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Portfolio's portfolio securities. Thus, the use of a longer term security may require a Portfolio to hold offsetting short-term securities to balance the Portfolio's portfolio such that the Portfolio's duration does not exceed the maximum permitted for the Portfolio in the Prospectus.

         The Portfolios are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

         The Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system, or in the case of futures options, for which an established over-the-counter market exists.

         The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, futures options or forward contracts.

         RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Portfolio would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

         Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

         Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

         Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolios. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.

         Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolios' investments to greater volatility than investments in traditional securities.

         ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, to the extent that a Portfolio does not hedge against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. The value of some derivative instruments in which the Portfolios may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to risk of loss. In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Portfolio had not used such instruments.

         SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS. Each Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements ("swap options").

         A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

         Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio's investment objectives and general investment polices, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

         A Portfolio may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.

         A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio may write (sell) and purchase put and call swap options.

         Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities. Each Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's total assets.

         Whether a Portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios' repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         STRUCTURED NOTES. Each Portfolio may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Depending on the terms of the note, a Portfolio may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. A Portfolio may use structured notes to add leverage to the portfolio and for investment as well as risk management purposes. Like other sophisticated strategies, a Portfolio's use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the Sub-Advisor believes that currently most structured instruments are illiquid.

         A NOTE ON COMMODITY-LINKED DERIVATIVES. A Portfolio may seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked or commodity linked structured notes.

         The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Portfolio bears the risk that the counterparty could default under a swap agreement. See "Swap Agreements and Options on Swap Agreements" above for further detail about swap transactions. Further, a Portfolio may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes, and are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. See "Structured Notes" above for further discussion of these notes.

         The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Portfolio may receive more or less principal that it originally invested. A Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

HYBRID INSTRUMENTS

         The Portfolios may invest in "hybrid" or indexed securities, which is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

         Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Portfolio. Accordingly, no Portfolio will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

         Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolios will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

         Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Portfolio's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

         The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

         To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

         The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

         A Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Portfolio will segregate until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated.

         When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

         When the Portfolio has sold a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

SHORT SALES

         The Portfolios may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

         When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

         If the price of the security sold short increases between the time of the short sale and the time and the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. Each Portfolio does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Portfolio's assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Portfolios may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

ILLIQUID SECURITIES

         Each Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

         The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

         Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

         Subject to certain conditions described in the Prospectus and below, each Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33 1/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. Each Portfolio's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities.

U.S. GOVERNMENT SECURITIES

         U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

PREFERRED STOCK

         Each Portfolio may invest in preferred stock of U.S. or foreign issuers. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

REPURCHASE AGREEMENTS

         For the purposes of maintaining liquidity and achieving income, each Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which a Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Sub-Adviser will monitor the creditworthiness of the counterparties.

MUNICIPAL BONDS

         Each Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.

         Municipal bonds share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds which the Portfolios may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

         Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies of each of the Portfolios and may not be changed with respect to either Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, neither of the Portfolios may:

         (1) borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

         (2) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

         (3) with respect to 50% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         (4) with respect to 50% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         (5) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

         (6) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

         (7) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

         (8) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Portfolio's assets);

         (9) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies (for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security);

         (10) lend any funds or other assets, except that such Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

         (11) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Portfolio is also subject to the following non-fundamental restriction (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

         (1) invest more than 15% of the net assets of a Portfolio (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees); or

         (2) under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income instruments.

OTHER INFORMATION REGARDING INVESTMENT RESTRICTIONS

         Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

         Derivative instruments with economic characteristics similar to fixed income instruments will be treated as fixed income securities for purposes of the Portfolios' non-fundamental investment restriction (2) above. A Portfolio may not change non-fundamental investment restriction (2) above unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

         The phrase "shareholder approval," as used in the Prospectus and this Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of a Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         To the extent a Portfolio covers its commitment under a reverse repurchase agreement or other derivative instrument by the designation of assets determined by the Sub-Adviser to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio's commitment, such instrument will not be considered a "senior security" for purposes of the Portfolios' limitations on borrowings.



                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

         The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, New York 10105. Both of the current Trustees are "Independent Trustees", which means Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust.

=============================================================================================================
                                       TERM OF                                NUMBER OF
                                      OFFICE AND          PRINCIPAL         PORTFOLIOS IN        OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        FUND COMPLEX    DIRECTORSHIPS
     ADDRESS          HELD WITH          TIME            DURING PAST         OVERSEEN BY        HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS             TRUSTEE          TRUSTEE
     -------            -----          ------              -------                              -------
=============================================================================================================
Paul Belica         Trustee         Since 2000      Trustee, PIMCO                19              None
Age 82                                              Municipal Income
                                                    Fund, PIMCO
                                                    California Municipal
                                                    Income Fund, PIMCO
                                                    New York Municipal
                                                    Income Fund, PIMCO
                                                    Corporate Income
                                                    Fund, PIMCO Corporate
                                                    Opportunity Fund,
                                                    PIMCO Municipal
                                                    Income Fund II, PIMCO
                                                    California Municipal
                                                    Income Fund II, PIMCO
                                                    New York Municipal
                                                    Income Fund II, PIMCO
                                                    Municipal Income Fund
                                                    III, PIMCO California
                                                    Municipal Income Fund
                                                    III, PIMCO New York
                                                    Municipal Income Fund III,
                                                    Nicholas-Applegate
                                                    Convertible & Income
                                                    Fund, Nicholas-Applegate
                                                    Convertible & Income
                                                    Fund II, PIMCO High
                                                    Income Fund and PIMCO
                                                    Floating Rate Income
                                                    Fund; Director,
                                                    Municipal Advantage
                                                    Fund Inc.; Manager,
                                                    Stratigos Fund,
                                                    L.L.C., Whistler
                                                    Fund, L.L.C., Xanthus
                                                    Fund, L.L.C. and
                                                    Advantage Advisers
                                                    Wynstone Fund,
                                                    L.L.C.; Director,
                                                    Student Loan Finance
                                                    Corp., Education
                                                    Loans, Inc., Goal
                                                    Funding, Inc., Goal
                                                    Funding II. Formerly,
                                                    Advisor, Salomon Smith
                                                    Barney Inc.; Director,
                                                    Central European Value
                                                    Fund, Inc., and Deck
                                                    House, Inc.



                                       37



=============================================================================================================
                                       TERM OF                                NUMBER OF
                                      OFFICE AND          PRINCIPAL         PORTFOLIOS IN        OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        FUND COMPLEX    DIRECTORSHIPS
     ADDRESS          HELD WITH          TIME            DURING PAST         OVERSEEN BY        HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS             TRUSTEE          TRUSTEE
     -------            -----          ------              -------                              -------
=============================================================================================================
Robert E. Connor    Trustee         Since 2000      Trustee, PIMCO Municipal      19              None
Age 69                                              Income Fund, PIMCO
                                                    California Municipal Income
                                                    Fund, PIMCO New York
                                                    Municipal Income Fund, PIMCO
                                                    Corporate Income Fund, PIMCO
                                                    Corporate Opportunity Fund,
                                                    PIMCO Municipal Income Fund
                                                    II, PIMCO California
                                                    Municipal Income Fund II,
                                                    PIMCO New York Municipal
                                                    Income Fund II, PIMCO
                                                    Municipal Income Fund III,
                                                    PIMCO California Municipal
                                                    Income Fund III, PIMCO New
                                                    York Municipal Income Fund
                                                    III, Nicholas-Applegate
                                                    Convertible & Income Fund,
                                                    Nicholas-Applegate
                                                    Convertible & Income Fund
                                                    II, PIMCO High Income Fund
                                                    and PIMCO Floating Rate
                                                    Income Fund; Director,
                                                    Municipal Advantage Fund,
                                                    Inc.; Corporate Affairs
                                                    Consultant. Formerly, Senior
                                                    Vice President, Corporate
                                                    Office, Salomon Smith Barney
                                                    Inc.

+ Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

                                    OFFICERS

====================================================================================================================
                                       TERM OF
                                      OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)      LENGTH OF                              OCCUPATION(S)
     ADDRESS          HELD WITH          TIME                                 DURING PAST
     AND AGE            TRUST          SERVED+                                  5 YEARS
     -------            -----          ------                                   -------
====================================================================================================================
Stephen J.          Chairman        Since 2000      Managing Director, Allianz Dresdner Asset Management of
Treadway                                            America L.P. ("ADAM of America"); Managing Director and Chief
Age 56                                              Executive Officer, PIMCO Advisors Fund Management LLC ("PAFM")
                                                    and PIMCO Advisors Distributors LLC ("PAD"); Member of the Board
                                                    of Management of Allianz Dresdner Asset Management GmbH;
                                                    Chairman, Fixed Income SHares, PIMCO Corporate Opportunity Fund,
                                                    Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate
                                                    Convertible & Income Fund II and PIMCO High Income Fund; Trustee,
                                                    Chairman and President, PIMCO Advisors VIT (formerly OCC
                                                    Accumulation Trust); Trustee and Chairman, PIMCO Funds:
                                                    Multi-Manager Series, PIMCO Municipal Income Fund, PIMCO
                                                    California Municipal Income Fund, PIMCO New York Municipal Income
                                                    Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal
                                                    Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO
                                                    Municipal Income Fund III, PIMCO California Municipal Income Fund
                                                    III, PIMCO New York Municipal Income Fund III, PIMCO Corporate
                                                    Income Fund and PIMCO Floating Rate Income Fund; Director and
                                                    Chairman, Municipal Advantage Fund Inc.

Brian S.  Shlissel  President &     Since 2000      Executive Vice President, PAFM; President and Chief Executive
Age 39              Chief                           Officer, Fixed Income SHares, PIMCO Municipal Income Fund,
                    Executive                       PIMCO California Municipal Income Fund, PIMCO New York
                    Officer                         Municipal Income Fund, PIMCO Corporate Income Fund, PIMCO
                                                    Corporate Opportunity Fund, PIMCO Municipal Income Fund II, PIMCO
                                                    California Municipal Income Fund II, PIMCO New York Municipal
                                                    Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                                    Municipal Income Fund III, PIMCO New York Municipal Income Fund
                                                    III, Nicholas-Applegate Convertible & Income Fund, PIMCO High
                                                    Income Fund, Nicholas-Applegate Convertible & Income Fund II,
                                                    PIMCO Floating Rate Income Fund and Municipal Advantage Fund
                                                    Inc.; Executive Vice President, Treasurer and Secretary, PIMCO
                                                    Advisors VIT; Formerly Vice President, Mitchell Hutchins Asset
                                                    Management Inc.




                                                         39



====================================================================================================================
                                       TERM OF
                                      OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)      LENGTH OF                              OCCUPATION(S)
     ADDRESS          HELD WITH          TIME                                 DURING PAST
     AND AGE            TRUST          SERVED+                                  5 YEARS
     -------            -----          ------                                   -------
====================================================================================================================
Newton B.           Secretary       Since 2000      Managing Director, Chief Administrative Officer, General
Schott, Jr.                                         Counsel and Secretary, PAD; Managing Director, Chief Legal
Age 61                                              Officer and Secretary, PAFM; President, Chief Executive
                                                    Officer and Secretary, PIMCO Funds: Multi-Manager Series; Vice
                                                    President and Secretary, PIMCO Municipal Income Fund, PIMCO
                                                    California Municipal Income Fund, PIMCO New York Municipal Income
                                                    Fund, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity
                                                    Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal
                                                    Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO
                                                    Municipal Income Fund III, PIMCO California Municipal Income Fund
                                                    III, PIMCO New York Municipal Income Fund III, Nicholas-Applegate
                                                    Convertible & Income Fund, PIMCO High Income Fund,
                                                    Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating
                                                    Rate Income Fund and Municipal Advantage Fund Inc.; Secretary,
                                                    Fixed Income SHares.

Lawrence G.         Treasurer and   Since 2002      Senior Vice President, PAFM; Treasurer and Principal Financial
Altadonna           Principal                       and Accounting Officer, PIMCO Municipal Income Fund, PIMCO
Age 37              Financial and                   California Municipal Income Fund, PIMCO New York Municipal
                    Accounting                      Income Fund, PIMCO Corporate Income Fund, PIMCO Corporate
                    Officer                         Opportunity Fund, PIMCO Municipal Income Fund II, PIMCO
                                                    California Municipal Income Fund II, PIMCO New York Municipal
                                                    Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                                    Municipal Income Fund III, PIMCO New York Municipal Income Fund
                                                    III, Nicholas-Applegate Convertible & Income Fund, PIMCO High
                                                    Income Fund, Nicholas-Applegate Convertible & Income Fund II,
                                                    PIMCO Floating Rate Income Fund and Municipal Advantage Fund
                                                    Inc.; Treasurer, Fixed Income SHares; Assistant Treasurer, PIMCO
                                                    Advisors VIT. Formerly, Director of Fund Administration,
                                                    Prudential Investments.


                                                         40



====================================================================================================================
                                       TERM OF
                                      OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)      LENGTH OF                              OCCUPATION(S)
     ADDRESS          HELD WITH          TIME                                 DURING PAST
     AND AGE            TRUST          SERVED+                                  5 YEARS
     -------            -----          ------                                   -------
====================================================================================================================
Jennifer A. Patula  Assistant       Since 2004      Assistant Secretary, PIMCO Advisors VIT, PIMCO Municipal
Age 25              Secretary                       Income Fund, PIMCO California Municipal Income Fund, PIMCO New
                                                    York Municipal Income Fund, PIMCO Corporate Income Fund, PIMCO
                                                    Corporate Opportunity Fund, PIMCO Municipal Income Fund II, PIMCO
                                                    California Municipal Income Fund II, PIMCO New York Municipal
                                                    Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                                    Municipal Income Fund III, PIMCO New York Municipal Income Fund
                                                    III, Nicholas-Applegate Convertible & Income Fund, PIMCO High
                                                    Income Fund, Nicholas-Applegate Convertible & Income Fund II,
                                                    PIMCO Floating Rate Income Fund, Fixed Income SHares and
                                                    Municipal Advantage Fund Inc.

+        Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.

         For officers of the Trust, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

=============================================================================================================
                                                            POSITIONS HELD WITH
                                                            AFFILIATED PERSONS OR
                                                           PRINCIPAL UNDERWRITERS
             NAME                                               OF THE TRUST
             ----                                               ------------
=============================================================================================================
Stephen J. Treadway             Managing Director, ADAM of America; Managing Director and Chief Executive
                                Officer, PAFM and PAD; Member of the Board of Management, Allianz Dresdner
                                Asset Management GmbH; Chairman; Fixed Income SHares, PIMCO Corporate
                                Opportunity Fund, Nicholas-Applegate Convertible & Income Fund,
                                Nicholas-Applegate Convertible & Income Fund II and PIMCO High Income Fund;
                                Trustee, Chairman and President, PIMCO Advisors VIT (formerly, OCC
                                Accumulation Trust); Trustee and Chairman, PIMCO Funds: Multi-Manager
                                Series, PIMCO Municipal Income Fund, PIMCO California Municipal Income
                                Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II,
                                PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income
                                Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income
                                Fund III, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income
                                Fund and PIMCO Floating Rate Income Fund; Director and Chairman, Municipal
                                Advantage Fund Inc.












                                                      41



=============================================================================================================
                                                            POSITIONS HELD WITH
                                                            AFFILIATED PERSONS OR
                                                           PRINCIPAL UNDERWRITERS
             NAME                                               OF THE TRUST
             ----                                               ------------
=============================================================================================================
Newton B. Schott, Jr.           Managing Director, Chief Administrative Officer, General Counsel and
                                Secretary, PAD; Managing Director, Chief Legal Officer and Secretary, PAFM;
                                President, Chief Executive Officer and Secretary, PIMCO Funds:
                                Multi-Manager Series; Vice President and Secretary, PIMCO Municipal Income
                                Fund, PIMCO California Municipal Income Fund, PIMCO New York  Municipal
                                Income Fund, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                                PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II,
                                PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III,
                                PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income
                                Fund III, Nicholas-Applegate Convertible & Income Fund, PIMCO High Income
                                Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate
                                Income Fund and Municipal Advantage Fund Inc.; Secretary, Fixed Income
                                SHares.

Brian S. Shlissel               Executive Vice President, PAFM; President and Chief Executive Officer, Fixed
                                Income SHares, PIMCO Municipal Income Fund, PIMCO California Municipal Income
                                Fund, PIMCO New York Municipal Income Fund, PIMCO Corporate Income Fund, PIMCO
                                Corporate Opportunity Fund, PIMCO Municipal Income Fund II, PIMCO California
                                Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO
                                Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO
                                New York Municipal Income Fund III, Nicholas-Applegate Convertible & Income
                                Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund II,
                                PIMCO Floating Rate Income Fund and Municipal Advantage Fund Inc.; Executive
                                Vice President, Treasurer and Secretary, PIMCO Advisors VIT; Formerly Vice
                                President, Mitchell Hutchins Asset Management Inc.

Lawrence G. Altadonna           Senior Vice President, PAFM. Treasurer and Principal Financial and Accounting
                                Officer, PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund,
                                PIMCO New York Municipal Income Fund, PIMCO Corporate Income Fund, PIMCO
                                Corporate Opportunity Fund, PIMCO Municipal Income Fund II, PIMCO California
                                Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO
                                Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO
                                New York Municipal Income Fund III, Nicholas-Applegate Convertible & Income
                                Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund II,
                                PIMCO Floating Rate Income Fund and Municipal Advantage Fund Inc.; Treasurer,
                                Fixed Income SHares; Assistant Treasurer, PIMCO Advisors VIT. Formerly,
                                Director of Fund Administration, Prudential Investments.





                                                      42



=============================================================================================================
                                                            POSITIONS HELD WITH
                                                            AFFILIATED PERSONS OR
                                                           PRINCIPAL UNDERWRITERS
             NAME                                               OF THE TRUST
             ----                                               ------------
=============================================================================================================
Jennifer A. Patula              Assistant Secretary, PIMCO Advisors VIT, PIMCO Municipal Income Fund, PIMCO
                                California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                                Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal
                                Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                                Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                Municipal Income Fund III, PIMCO New York Municipal Income Fund III,
                                Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                                Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                Fund, Fixed Income SHares and Municipal Advantage Fund Inc.

COMMITTEES OF THE BOARD OF TRUSTEES

The Trust's Audit Oversight Committee (the "Audit Committee") is composed entirely of Trustees who are not "interested persons" of the Trust or of PIMCO Advisors Fund Management, PIMCO or any of their affiliates within the meaning of the 1940 Act (currently Messrs. Belica and Conner.) The Audit Committee convened twice during the fiscal year ended October 31, 2003. The principal functions of the Audit Committee are to recommend to the Board of Trustees the appointment of the Trust's independent accountants, to review with the independent accountants the scope, performance and anticipated cost of their audit and to receive and consider a report from the independent accountants concerning their conduct of the audit, including the form of the opinion proposed to be rendered and any comments or recommendations the independent accountants might have in that connection.

SECURITIES OWNERSHIP

         For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies as of December 31, 2003:


=============================================================================================================
                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                               DOLLAR RANGE OF EQUITY                    BY TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE           SECURITIES IN THE TRUST                     INVESTMENT COMPANIES
    ---------------           -----------------------                     --------------------
=============================================================================================================
Paul Belica                            None.                                 Over $100,000.

Robert E. Connor                       None.                                     None.

=============================================================================================================

For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2003:

                                NAME OF OWNERS
                                     AND
                               RELATIONSHIPS TO
                                  TRUSTEE OR                                             VALUE OF        PERCENT OF
      NAME OF TRUSTEE              NOMINEE            COMPANY       TITLE OF CLASS      SECURITIES         CLASS
      ---------------              -------            -------       --------------      ----------         -----
Paul Belica                          None              None              None              None             None
Robert E. Connor                     None              None              None              None             None

COMPENSATION

         Trustees, other than those affiliated with PIMCO Advisors Fund Management or PIMCO, receive $500 for each Board of Trustees meeting attended, whether attended in person or by telephone.

         The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended October 31, 2003:


=============================================================================================================
                                                  PENSION OR
                                                  RETIREMENT                                    TOTAL
                                                   BENEFITS                                 COMPENSATION
                                                  ACCRUED AS            ESTIMATED            FROM TRUST
                             AGGREGATE               PART            ANNUAL BENEFITS      AND FUND COMPLEX
       NAME OF              COMPENSATION           OF TRUST                UPON                 PAID
   PERSON, POSITION          FROM TRUST            EXPENSES             RETIREMENT          TO TRUSTEES*
   ----------------          ----------            --------             ----------          -----------
=============================================================================================================
Paul Belica, Trustee           $2,000                 $0                    $0               $103,281.54

Robert Connor, Trustee
                               $2,000                 $0                    $0               $127,077.48
=============================================================================================================

* In addition to serving as trustees of the Trust during the fiscal year ended October 31, 2003, Messrs. Belica and Connor served as trustees of PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, Nicholas-Applegate Convertible & Income Fund and PIMCO Floating Rate Income Fund, thirteen closed-end funds for which the Adviser serves as investment manager and the Sub-Adviser or Nicholas-Applegate Capital Management LLC, each an affiliate of the Adviser, serves as portfolio manager ("Closed-End Funds"). During the fiscal year ended October 31, 2003, Mr. Connor also served as a trustee of PIMCO High Income Fund and Nicholas-Applegate Convertible & Income Fund II, two additional Closed-End Funds. Messrs. Connor and Belica are also directors of one closed-end investment company advised by the Adviser. These investment companies are considered to be in the same "Fund Complex" as the Trust.

CODE OF ETHICS

         The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING POLICIES

         The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Adviser, responsibility for voting any proxies relating to portfolio securities held by a Portfolio in accordance with the Sub-Adviser's proxy voting policies and procedures. Copies of the proxy voting policies and procedures to be followed by the Trust, the Adviser and the Sub-Adviser on behalf of the Portfolios, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A ("Proxy Voting Policies")

INVESTMENT ADVISER

         PIMCO Advisors Fund Management serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Advisory Agreement") between it and the Trust. PIMCO Advisors Fund Management, a Delaware limited liability company organized in 2000 as a subsidiary successor of a business originally organized in 1987, is wholly-owned by PIMCO Advisors Retail Holdings LLC, a wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in ADAM of America. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc. ("Allianz of America"), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Dresdner Asset Management of America Holding, Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz Aktiengesellschaft ("Allianz AG"). Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of Allianz AG. Allianz AG indirectly holds a controlling interest in ADAM of America. Allianz AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, California 92660. ADAM of America's address is 888 San Clemente Drive, Suite 100, Newport Beach, California, 92660.

         The general partner of ADAM of America has substantially delegated its management and control of ADAM of America to an Executive Committee. The Executive Committee of ADAM of America is comprised of William S. Thompson, Jr. and David Flattum.

         PIMCO Advisors Fund Management is located at 1345 Avenue of the Americas, New York, NY 10105. PIMCO Advisors Fund Management had approximately $31.3 billion in assets under management as of December 31, 2003. ADAM of America and its subsidiary partnerships had approximately $493.6 billion in assets under management as of December 31, 2003.

         In connection with the acquisition of ADAM of America by Allianz of America in May of 2000, the Pacific Life interest in ADAM of America was converted into an interest in 3,722 Class E Units in ADAM of America. The Class E Units are entitled to distributions based largely on the performance of Pacific Investment Management Company, a subsidiary of ADAM of America, and for periods after January 31, 2003, the distributions are capped at a maximum of $98 million (annualized) for 2003, $96 million for 2004, $94 million for 2005, $92 million for 2006 and $90 million in 2007 and thereafter. Pursuant to a Continuing Investment Agreement dated May 5, 2000, as amended and restated March 10, 2003, Allianz of America, Pacific Asset Management LLC and Pacific Life are party to a call and put arrangement regarding the Class E Units. Under the restated agreement, the quarterly put and/or call options are limited in amount to a maximum of $250 million per quarter through March 2004. In any month subsequent to March 2004, Pacific Life and Allianz of America can put or call, respectively, all Allianz of America's units owned directly or indirectly by Pacific Life. The repurchase price for the Class E Units is calculated based on the financial performance of Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the Continuing Investment Agreement, calculated as of December 31 of the preceding calendar year. The initial per unit amount as of December 31, 2002 was approximately $551,900 per unit ($2.054 billion in aggregate). The per unit amount is also subject to a cap and a floor of $600,000 and $500,000 per unit, respectively.

            As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Allianz AG in turn owns more than 95% of Dresdner Bank AG. Certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, including Dresdner Klienwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc. may be considered to be affiliated persons of the PIMCO Advisors Fund Management and PIMCO. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Portfolios generally are precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Portfolios' ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Portfolios, the Portfolios' ability to take advantage of market opportunities, or the Portfolios' overall performance.

         Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, CA 92660.

Advisory Agreement

         PIMCO Advisors Fund Management, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Portfolios. PIMCO Advisors Fund Management also furnishes to the Board of Trustees periodic reports on the investment performance of each Portfolio. As more fully discussed below, PIMCO Advisors Fund Management has engaged an affiliate to serve as Sub-Adviser.

         Under the terms of the Advisory Agreement, PIMCO Advisors Fund Management is obligated to manage the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PIMCO Advisors Fund Management to the Portfolios are not exclusive under the terms of the Advisory Agreement. PIMCO Advisors Fund Management is free to, and does, render investment advisory services to others.

PORTFOLIO MANAGER

         PIMCO Advisors Fund Management employs PIMCO as the Sub-Adviser to provide investment advisory services to each Portfolio pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Portfolio's Sub-Adviser.

         Originally organized in 1971, reorganized as a Delaware general partnership in 1994 and reorganized as a Delaware limited liability company in 2000, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is a majority-owned subsidiary of ADAM of America. As of December 31, 2003, PIMCO had approximately $374 billion in assets under management. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660.

Certain Terms of the Advisory Agreement and the Portfolio Management Agreement

         The Advisory Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Adviser or PIMCO). Each Portfolio's Advisory Agreement and Portfolio Management Agreement will each continue in force with respect to the Portfolio for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser, the Sub-Adviser or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Portfolio. Each of the Advisory Agreement and Portfolio Management Agreement automatically terminates on assignment. Each Portfolio's Advisory Agreement may be terminated on not less than 60 days' notice by the Adviser to the Portfolio or by the Portfolio to the Adviser. Each Portfolio's Portfolio Management Agreement may be terminated on not less than 60 days' notice by the Adviser to the Sub-Adviser or by the Sub-Adviser to the Sub-Adviser, or by the Portfolio at any time by notice to the Adviser or Sub-Adviser.

         Each Portfolio's Advisory Agreement and Portfolio Management Agreement provide that the Adviser and Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Neither the Advisory Agreement nor the Portfolio Management Agreement requires the Portfolios to pay any advisory/sub-advisory or other fee to the Adviser or Sub-Adviser. Although the Portfolios do not compensate the Adviser or Sub-Adviser directly for their services under the Advisory Agreement or Portfolio Management Agreement, respectively, the Adviser and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Portfolios are an investment option.

Basis for Approval of the Advisory Agreement and Portfolio Management Agreement

         In determining to approve the Advisory Agreement and the Portfolio Management Agreement, the Trustees met with the relevant investment advisory personnel from the Adviser and Sub-Adviser and considered information relating to the education, experience and number of investment professionals and other personnel providing services under the applicable agreement. See "Management of the Portfolios" in the Prospectus and "Management of the Trust - Investment Adviser" and "Management of the Trust - Portfolio Manager" in this Statement of Additional Information. The Trustees also took into account the time and attention devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Adviser to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Adviser, their financial resources and its professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

         The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Adviser in managing the Portfolios. In this connection, the Trustees considered the Sub-Adviser's in-house research capabilities as well as other resources available to the Sub-Adviser's personnel, including research services available to Sub-Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were well suited to the Portfolios, given each Portfolio's investment objectives and policies.



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


         The Trustees considered the scope of the services provided by the Adviser and Sub-adviser to the Portfolios under the Advisory Agreement and Portfolio Management Agreement, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Adviser's and Sub-adviser's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "- Certain Terms of the Advisory Agreement and the Portfolio Management Agreement" above. The Trustees concluded that the scope of the Adviser's and Sub-Adviser's services to the Portfolios was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees considered the quality of the services provided by the Adviser and Sub-Adviser to the Portfolios. The Trustees also evaluated the procedures of the Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees) (see "Management of the Trust - Code of Ethics" above), the procedures by which the Sub-Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Sub-Adviser in these matters. The Trustees also received information concerning standards of the Adviser and Sub-Adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions and Brokerage" below.

         In approving the agreements, the Trustees also gave substantial consideration to the fact that no fees are payable under either the Advisory Agreement or the Portfolio Management Agreement. The Board of Trustees, however, did consider that the Adviser and Sub-Adviser may benefit from their relationship with the sponsors of wrap programs for which the Trust is an investment option. The Trustees also took into account so-called "fallout benefits" to the Adviser and Sub-Adviser such as reputational value derived from serving as investment Adviser and Sub-Adviser, respectively, to the Portfolios and the fact that the Adviser and Sub-Adviser will receive services from brokers who execute portfolio transactions for the Trust. See "Portfolio Transactions and Brokerage."

PORTFOLIO ADMINISTRATOR

         PIMCO Advisors Fund Management serves as administrator (and is referred to in this capacity as the "Administrator") to the Portfolios pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.


         The Administrator has also agreed to bear all costs of the Trust's operations.

         The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days' written notice to PIMCO Advisors.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR

         PIMCO Advisors Distributors LLC ("PAD") serves as the principal underwriter of each Portfolio's shares pursuant to a distribution contract with the Trust. The offering of the Trust's shares is continuous. PAD is not obligated to sell any specific amount of the Trust's shares. The Trust, on behalf of the Portfolios, pays PAD no fees. PAD's principal address is 2187 Atlantic Street, Stamford, Connecticut, 06902.



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


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

         Investment decisions for the Portfolios and for the other investment advisory clients of the Adviser and the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including each Portfolio). Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Portfolio in determining whether the allocation of an investment is suitable. As a result, larger portfolios may become more concentrated in more liquid securities than smaller portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or the Sub-Adviser may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

         There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

         Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Portfolio through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for each Portfolio the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind each Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolios, the Sub-Adviser will seek the best price and execution of the Portfolios' orders. In doing so, a Portfolio may pay higher commission rates than the lowest


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


available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives research services from many broker-dealers with which the Sub-Adviser places a Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and the Sub-Adviser in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

         In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Sub-Adviser may cause a Portfolio to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

         The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

         Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

         SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

         References to the Sub-Adviser in this section would apply equally to the Adviser if the Adviser were to assume portfolio management responsibilities for a Portfolio and place orders for the purchase and sale of a Portfolio's investments.

PORTFOLIO TURNOVER

         A change in the securities held by a Portfolio is known as "portfolio turnover." The Sub-Adviser manages the Portfolios without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."

         The portfolio turnover rate of a Portfolio is calculated by dividing
(a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Portfolio for each fiscal year since the Portfolio commenced operations are provided in the Prospectus under "Financial Highlights."

                                 NET ASSET VALUE

         As indicated in the Prospectus under the heading "How Portfolio Shares Are Priced," the net asset value ("NAV") of a Portfolio's shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that Portfolio, less any liabilities, by the total number of shares outstanding of that Portfolio.

         For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system, established market makers or a pricing service. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

         Investments initially valued in foreign currencies are converted to U.S. dollars using foreign exchange rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. The value of securities traded in foreign markets or denominated in foreign currencies may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy, redeem or exchange shares. In particular, calculation of the NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

         Portfolio shares are valued as of the close of regular trading (the "NYSE Close") on the New York Stock Exchange (normally, 4:00 p.m., Eastern time), on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.



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


         In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by the Adviser or the Sub-Adviser. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

         The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    TAXATION

         The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. You should consult a qualified tax adviser regarding your investment in a Portfolio.

         Each Portfolio intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, each Portfolio generally must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Portfolio's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Portfolio must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax-exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

         The proper tax treatment of income or loss realized by the retirement or sale of certain catastrophe bonds is unclear. The Portfolios will report such income or loss as capital or ordinary income or loss in a manner consistent with any Internal Revenue Service position on the subject following the publication of such a position. Gain or loss from the sale or exchange of preferred stock indexed to the price of a natural resource is expected to be capital gain or loss to the Portfolios.

DISTRIBUTIONS

         As a regulated investment company, each Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Portfolio as capital gain dividends, if any, that it distributes to the shareholders on a timely basis. Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in October, November or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

         Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

         All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. Each Portfolio will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Portfolio level. The Portfolios do not expect a significant portion of Portfolio distributions to be derived from qualified dividend income. The tax status of each Portfolio and the distributions which it may make are summarized in the Prospectus under the captions "Portfolio Distributions" and "Tax Consequences."

         Dividends designated by a Portfolio as capital gain dividends derived from the Portfolio's net capital gains are taxable to shareholders as long-term capital gains except as provided by an applicable tax exemption. Any distributions that are not from a Portfolio's net investment income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain.

         Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Portfolio's shares and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008. Any distributions that are not from a Portfolio's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares, or, in some cases, as capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

         A Portfolio that invests in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Portfolio's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

         Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio's net asset value also reflects unrealized losses.



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SALES OF SHARES

         Upon the disposition of shares of a Portfolio (whether by redemption, sale or exchange), a shareholder will generally realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% tax brackets - for taxable years beginning after December 31, 2008. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

         A Portfolio generally is required to withhold and remit to the Treasury Department a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

         In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in a Portfolio should consult their tax advisers with respect to the application of these requirements.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

         To the extent such investments are permissible for a Portfolio, the Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including the Portfolios.

         Certain of a Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio's book income is less than taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

FOREIGN CURRENCY TRANSACTIONS

         A Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN TAXATION

         Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and the Sub-Adviser intend to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

SHORT SALES

         The Portfolios may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

         Investment by a Portfolio in certain "passive foreign investment companies" ("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

         Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Inflation-indexed bonds are potentially subject to original issue discount rules. Specifically, it the principal of inflation-indexed bonds is adjusted based on inflation, the amount of the adjustment will be considered original issue discount and paid will be considered taxable income, even though a Portfolio holding the bond will not receive the cash for the adjustment of the principal until the bond matures.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary. The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

         Under recently enacted U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Portfolio shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies.

OTHER TAXATION

         Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Portfolio will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

OTHER INFORMATION

CAPITALIZATION

         The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (the "Declaration of Trust") dated November 3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

         Shares begin earning dividends on Portfolio shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. A Portfolio's dividend and capital gain distributions will be paid only in cash. Dividends will not be reinvested.

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder investing in that Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

         The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

REDEMPTIONS IN KIND

         It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by that Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. Each Portfolio agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of that Portfolio's net asset value during any 90-day period for any one registered investment adviser.

CERTAIN OWNERSHIP OF TRUST SHARES

            As of January 31, 2004, no person owns of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of either Portfolio.

         As of January 31, 2004, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of each class of each Portfolio and of the Trust as a whole.


CUSTODIAN

         State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of the assets of each Portfolio.

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as the independent accountants for the Portfolios. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.


TRANSFER AGENT

         Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105, serves as the Trust's transfer agent.

LEGAL COUNSEL

         Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

         Audited financial statements for the Portfolios, as of October 31, 2003, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated December 24, 2003, are incorporated by reference to the Trust's October 31, 2003 Annual Report, filed electronically with the SEC on December 29, 2003 (Accession No. 0000950136-02-003590).

                                   APPENDIX A

                        FIXED INCOME SHARES (THE "TRUST")

                              PROXY VOTING POLICIES

1. It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate series, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series' securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, the Trust's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2. The Trust, for each series advised by PIMCO Advisors Fund Management LLC ("PAFM"), delegates the responsibility for voting proxies to PAFM, which may in turn delegate such responsibility to the sub-adviser of the particular series.

3. In certain circumstances, the Trust will not retain an adviser or sub-adviser to manage a series' portfolio. In such cases, the portfolio manager for the series, acting in his capacity as an officer of the Trust, will vote proxies for such a series in accordance with the proxy voting policies set forth hereto (which for all purposes of this policy shall be such portfolio manager's proxy voting policies).

4. The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

5. PAFM and each sub-adviser of a series of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies (with initial policies adopted prior to August 6, 2003, being delivered no later than the next regularly scheduled meeting of the Board of the Trust).

6. The party voting the proxy shall: (i) report on its activities at least annually to the Board; (ii) maintain such records and provide such voting information as is required for the Trust's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 13 of Form N-1A; and (iii) shall provide such additional information as may be requested, from time to time, by the Board.

7. This Proxy Voting Policy Statement (including Appendix A) and those of PAFM and each sub-adviser of a fund of the Trust with proxy voting authority for a series, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trust's website at www.pimcoadvisors.com. In addition, to the extent required by applicable law, the proxy voting policies of PAFM and each sub-adviser with proxy voting authority shall be included in the Trust's SAI.

                   PIMCO ADVISORS FUND MANAGEMENT LLC ("PAFM")

                         MUTUAL FUND PROXY VOTING POLICY

1. It is the policy of PAFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. PAFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds' securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, PAFM's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds..

2. PAFM, for each series of Fixed Income SHares ("FISH") which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective series, subject to the terms hereof.

3. For series for which there is no sub-adviser, the PAFM portfolio manager managing the series, acting in his capacity as an officer of FISH, shall vote the proxies for such series in accordance with the proxy voting policies set forth hereto (which for all purposes of this policy shall be such portfolio manager's proxy voting policies)

4. The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

5. PAFM and each sub-adviser of a series shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of FISH promptly after the adoption or amendment of any such policies (with initial policies adopted prior to August 6, 2003, being delivered no later than the next regularly scheduled meeting of the Board of FISH).

6. The party voting the proxy shall: (i) report on its activities at least annually to the FISH Board; (ii) maintain such records and provide such voting information as is required for FISH's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 13 of Form N-1A; and (iii) shall provide such additional information as may be requested, from time to time, by the FISH Board.

7. This Proxy Voting Policy Statement (including Appendix A) and those of each sub-adviser of a series advised by PAFM shall be available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on FISH's website at www.pimcoadvisors.com. In addition, to the extent required by applicable law, the proxy voting policies of PAFM, each sub-adviser and each other entity with proxy voting authority for a series advised by PAFM shall be included in the SAI for FISH.

                    PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

                      PROXY VOTING POLICIES AND PROCEDURES

The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").(1) PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.(2) These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.(3)

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.(4)

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.





--------------------------
(1) These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).
(2) These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
(3) Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.
(4) For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

CONFLICTS OF INTEREST

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

         1. convening an ad-hoc committee to assess and resolve the conflict;(5)

         2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

         3. voting the proxy in accordance with the recommendation of an independent third-party service provider;

         4. suggesting that the client engage another party to determine how the proxies should be voted;

         5. delegating the vote to an independent third-party service provider; or

         6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.






-------------------------
(5) Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

REVIEW AND OVERSIGHT

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

         1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Middle Office Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

         2. Conflicts of Interest. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

         3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

         4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

         5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

         6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

         BOARD OF DIRECTORS

         1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

         2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

         3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

         4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

         5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

         6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

         PROXY CONTESTS AND PROXY CONTEST DEFENSES

         1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

         2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses;
(ii) estimated total cost of solicitation; (iii) total expenditures to date;
(iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

         3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

         4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

         5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

         6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

         TENDER OFFER DEFENSES

         1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

         2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

         3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

         CAPITAL STRUCTURE

         1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

         2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

         3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

         4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

         EXECUTIVE AND DIRECTOR COMPENSATION

         1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

         2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

         3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

         STATE OF INCORPORATION

         State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

         MERGERS AND RESTRUCTURINGS

         1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

         2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

         INVESTMENT COMPANY PROXIES

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

         1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

         2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

         3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

         4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

         5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

         6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

         7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

         8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

         9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund;
(ii) the fund's past performance; and (iii) the terms of the liquidation.

         10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

         11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

         12. Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

         DISTRESSED AND DEFAULTED SECURITIES

                  1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

         2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

         MISCELLANEOUS PROVISIONS

         1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

         2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

         3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

         4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

     The letter of each exhibit relates to the exhibit designation in Form N-1A:

(a) (i) Amended and Restated Agreement and Declaration of Trust, dated April 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (ii) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (iii)Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust, adding FISH: Series R as a Series of the Trust.*

(b) Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(c) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(d) (i) Investment Advisory Agreement between the Trust and PIMCO Advisors L.P., dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (ii) Novation of Investment Advisory Agreement by and among the Trust, Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO Advisors L.P.) and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors
     LLC), dated February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

     (iii) Addendum to Investment Advisory Agreement between the Trust and PIMCO Advisors Fund Management LLC to add FISH: Series R.*

     (iv) Portfolio Management Agreement between Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.

     (v) Novation of Portfolio Management Agreement by and among Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC, dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

     (v) Addendum to Portfolio Management Agreement between PIMCO Advisors Fund Management and Pacific Investment Management Company to add FISH: Series R.*

     (vii) Form of Investment Advisory Agreement between Dresdner Advisors LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(e) (i) Distribution Contract between the Trust and PIMCO Advisors Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective Amendment No 2 on February 27, 2001 and incorporated herein by reference.

     (ii) Supplement to Distribution Contract between the Trust and PIMCO Advisors Distributors LLC to add FISH: Series R.*

     (iii) Form of Distribution Contract between the Trust and PIMCO Advisors Distributors LLC relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(f)  Not applicable.

(g) (i) Custody and Investment Accounting Agreement among the Trust, State Street Bank and Trust Company and PIMCO Advisory Services, dated as of March 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.

(h) (i) Administration Agreement between the Trust and PIMCO Advisory Services, dated March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (ii) Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

     (iii) Supplement to the Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add
     FISH: Series R*

     (iv) Form of Administration Agreement between PIMCO Advisors Fund Management LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (v) Transfer Agency and Service Agreement between PIMCO Advisors Fund Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and Trust Company, dated as of September 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (vi) Form of Notification of Obligation to Reimburse Certain Fund Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(i) (i) Opinion and Consent of Counsel -- incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement, filed with the SEC on March 17, 2000 and incorporated herein by reference.

     (ii) Opinion and Consent of Counsel relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (iii) Opinion and Consent of Counsel relating to FISH: Series R.*

(j)  Consent of Independent Accountants, filed herewith.

(k)  Not applicable.

(l) Initial Capital Agreement, dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(m)  Not applicable.

(n)  Not applicable.

(o)  Reserved

(p) **(i) Code of Ethics-Fixed Income SHares, previously filed with Post-Effective Amendment No. 3 on February 14, 2002 and incorporated herein by reference.

     (ii) Code of Ethics-PIMCO, filed herewith.

     (iii) Code of Ethics-PIMCO Advisors Distributors LLC, filed herewith.

     (iv) Code of Ethics-PIMCO Advisors Fund Management LLC, filed herewith.

(q) Power of Attorney for Paul Belica and Robert E. Connor, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

* To be filed by amendment.

** Because the Allianz Dresdner Daily Asset Fund is a money market fund, there are no codes of ethics applicable to it.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 25. INDEMNIFICATION.

     Reference is made to Article VIII, Section 1, of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and , therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as express in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND FUND MANAGERS.

     See "Management of the Portfolios" or "Management of the Fund" in the Prospectuses and "Management of the Trust" or "How the Fund is Managed" in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.

The information relating to PIMCO Advisors Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to Dresdner Advisors LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to the sub-adviser, Pacific Investment Management Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

ITEM 27. PRINCIPAL UNDERWRITERS.

     a. PIMCO Advisors Distributors LLC (the "Distributor") serves as Distributor of shares of the Registrant and also of PIMCO Funds: Multi-Manager Series and PIMCO Funds: Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC and Dresdner Advisors LLC, investment advisers to the series of the Registrant.

     b.

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal                          Positions and Offices with                       Positions and Offices with
Business Address***                         Principal Underwriter                            Registrant
------------------------------------------------------------------------------------------------------------------------------------
Erik M. Aarts                               Vice President, Fixed Income Product Manager     None
------------------------------------------------------------------------------------------------------------------------------------
Kiley Andresen                              Vice President, National Accounts Manager        None
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Baca                                Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Brannan                          Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Deborah P. Brennan                          Vice President, Compliance Officer               None
------------------------------------------------------------------------------------------------------------------------------------
Matthew W. Brown                            Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Frederick J. Bruce                          Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Burke                             Senior Vice President, Divisional Sales Manager  None
------------------------------------------------------------------------------------------------------------------------------------
Terry L. Bussard                            Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Paul C. Cahill                              Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Clark                            Managing Director and Executive Vice             None
                                            President, Product Development
------------------------------------------------------------------------------------------------------------------------------------
Cindy Colombo                               Vice President, Retirement Plans                 None
------------------------------------------------------------------------------------------------------------------------------------
Lesley E. Cotten                            Vice President, On-Line Content Development      None
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Patrick M. Coyne                            Vice President, International Product            None
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Paul DeNicolo                               Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Jonathan P. Fessel                          Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Gallagher                        Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. Gengo                             Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Ronald H. Gray                              Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Daniel F. Hally                             Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
JoAnn Ham                                   Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Ned E. Hammond Jr.                          Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Derek B. Hayes                              Sr. Vice President, Operations                   None
------------------------------------------------------------------------------------------------------------------------------------
Kristina S. Hooper                          Vice President, Equity Product Manager           None
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Horan                        Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
John B. Hussey                              Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Brian Jacobs                                Managing Director and Senior Vice President,     None
                                            National Sales Director
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Jobe                             Sr. Vice President, Marketing                    None
------------------------------------------------------------------------------------------------------------------------------------
Dustin P. Kanode                            Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Andrew G. Laing                             Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Laut                             Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
William E. Lynch                            Senior Vice President, Divisional Sales
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Stephen A. Maginn                           Managing Director and Executive Vice             None
                                            President, Sales
------------------------------------------------------------------------------------------------------------------------------------
Andrew J. Maloney                           Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
John Maney                                  Chief Financial Officer and Treasurer            None
------------------------------------------------------------------------------------------------------------------------------------
Ann H. McAdams                              Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Joseph McMenamen                            Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Wayne F. Meyer                              Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Andrew Jay Meyers                           Managing Director and Executive Vice             None
                                            President, Director of Marketing
------------------------------------------------------------------------------------------------------------------------------------
Rosalie L. Milburn                          Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Laura Miller                                Compliance Officer                               None
------------------------------------------------------------------------------------------------------------------------------------
Fiora N. Moyer                              Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Kerry A. Murphy                             Vice President, National Accounts                None
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
George E. Murphy                            Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Phillip J. Neugebauer                       Managing Director and Sr. Vice President,        None
                                            Public Relations
------------------------------------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                              Vice President, Controller                       None
------------------------------------------------------------------------------------------------------------------------------------
Kelly Orr                                   Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Joffrey H. Pearlman                         Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Glynne P. Pisapia                           Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Frank C. Poli                               Vice President, Compliance                       None
                                            Officer
------------------------------------------------------------------------------------------------------------------------------------
Jennifer L. Quigley                         Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Rokose                            Vice President, Controller                       None
------------------------------------------------------------------------------------------------------------------------------------
James Scott Rose                            Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Rosoff                               Senior Vice President, Divisional Sales          None
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Stephen M. Rudman                           Senior Vice President, Divisional Sales          None
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Anne Marie Russo                            Vice President, Human  Resources                 None
------------------------------------------------------------------------------------------------------------------------------------
James M. Sambrook                           Vice President, Manager, Systems                 None
------------------------------------------------------------------------------------------------------------------------------------
Newton B. Schott Jr.                        Managing Director, General Counsel Executive     Secretary
------------------------------------------------------------------------------------------------------------------------------------
Eugene M. Smith Jr.                         Vice President, Design Director                  None
------------------------------------------------------------------------------------------------------------------------------------
Cathy Smith                                 Vice President, Copy Director                    None
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Smith                             Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
Stewart Smith                               Assistant Secretary                              None
------------------------------------------------------------------------------------------------------------------------------------
Frederick S. Teceno                         Vice President                                   None
------------------------------------------------------------------------------------------------------------------------------------
William H. Thomas Jr.                       Senior Vice President, Divisional Sales          None
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Kathleen C. Thompson                        Vice President, National Account Liaison         None
------------------------------------------------------------------------------------------------------------------------------------
Stephen J. Treadway                         Managing Director and Chief Executive Officer    Chairman
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Paul H. Troyer                              Senior Vice President                            None
------------------------------------------------------------------------------------------------------------------------------------
Teresa L. Vlachos                           Vice President, Sales Desk Manager               None
------------------------------------------------------------------------------------------------------------------------------------
James Ward                                  Director of Human Resources                      None
------------------------------------------------------------------------------------------------------------------------------------
Nicholas K. Willett                         Senior Vice President, Divisional Sales          None
                                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Zimmerman                           Vice President, Database Marketing Manager       None
------------------------------------------------------------------------------------------------------------------------------------

***Except as noted, the principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902.

     c. The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of Fixed Income SHares (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 28th day of February, 2003.


                                       FIXED INCOME SHARES

                                       By: /s/ Brian S. Shlissel
                                           -------------------------------------
                                           Brian S. Shlissel
                                           President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                          Capacity                      Date
----                          --------                      ----

/s/ Brian S. Shlissel         President and Chief           February 27, 2004
---------------------         Executive Officer
Brian S. Shlissel

/s/ Lawrence G. Altadonna     Treasurer                     February 27, 2004
-------------------------
Lawrence G. Altadonna

/s/ Paul Belica*              Trustee                       February 27, 2004
---------------
Paul Belica

/s/ Robert E. Connor*         Trustee                       February 27, 2004
--------------------
Robert E. Connor

*By:  /s/ Brian S. Shlissel
      ---------------------
      Attorney-in-Fact by Power of Attorney previously filed
      Date: February 27, 2004

                                  EXHIBIT INDEX

Exhibit No.     Exhibit Name

(j)             Consent of PricewaterhouseCoopers LLP

(p)    (ii)     Code of Ethics- PIMCO
       (iii)    Code of Ethics- PIMCO Advisors Distributors LLC
       (iv)     Code of Ethics- PIMCO Advisors Fund Management LLC